UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock Small Cap Index Fund OF BLACKROCK INDEX FUNDS, INC.

ANNUAL REPORT | DECEMBER 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduction in Decem-ber bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of December 31, 2008	6-month	12-month

US equities (S&P 500 Index)	(28.48)%	(37.00)%

Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)

International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06

Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2008, the Fund, through its investment in Master Small Cap Index Series (the “Series”), generated returns that generally tracked that of the benchmark Russell 2000 Index, a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses.

Describe the market environment.

•

2008 turned out to be a year investors would like to forget, but instead will vividly remember. The economy and financial markets remained relatively resilient throughout the first part of the year before collapsing outright in September, producing the worst year for stocks since The Great Depression. With the exception of government bonds and cash, nearly every asset class, including stocks, credit-related fixed income, commodities and real estate, saw sharp declines. Credit issues dominated the financial headlines, resulting in the collapse of several storied financial institutions. Government responses around the world were rapid and inventive, with the US Federal Reserve and other policymakers adopting new lending and asset purchase programs in an effort to restore some measure of liquidity to the system.

•

The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of 2008, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a “target range” of between zero and 0.25% on December 16, its lowest level in history. The Fed acknowledged that “weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time,” and indicated that it will continue to pursue unconventional policies of quantitative easing (in which the Fed injects cash into the financial system by purchasing assets).

•

In this environment, all 10 sectors within the Russell 2000 Index posted negative returns. Losses were most prominent in telecommunication services, which lost 49.7% for the year. Energy and consumer discretionary were also hit hard, declining 49.5% and 47.6%, respectively. At the top were the defensive utilities and consumer staples sectors, which posted comparatively smaller losses of 11.3% and 17.9%, respectively.

Describe recent portfolio activity.

•

Throughout the 12-month period,as changes were made to the composition of the Russell 2000 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	In keeping with its investment objective,the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]

Institutional	$1,000	$728.60	$2.35	$1,000	$1,022.39	$2.75
Investor A	$1,000	$728.40	$3.56	$1,000	$1,020.98	$4.17

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.54% for Institutional and 0.82% for Investor A), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees.

[2]

The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.

[3]	This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended December 31, 2008

	6-Month Total Returns	Average Annual Total Returns[4]

		1 Year	5 Years	10 Years

Institutional	(27.14)%	(34.01)%	(1.42)%	2.65%
Investor A	(27.16)	(34.19)	(1.67)	2.39
Russell 2000 Index	(26.94)	(33.79)	(0.93)	3.02

[4]	Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge.Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

December 31, 2008

Assets

Investment at value — Master Small Cap Index Series (the “Series”) (cost — $100,047,962)	$76,007,335
Withdrawals receivable from the Series	3,643,829
Capital shares sold receivable	180,135
Receivable from administrator	71,251
Prepaid expenses	18,443

Total assets	79,920,993

Liabilities

Capital shares redeemed payable	3,823,964
Administration fees payable	8,448
Distribution fees payable	6,019
Other affiliates payable	1,274
Officer’s and Directors’ fees payable	10
Other accrued expenses payable	9,646

Total liabilities	3,849,361

Net Assets	$76,071,632

Net Assets Consist of

Institutional Shares, $0.0001 par value, 125,000,000 shares authorized	$600
Investor A Shares, $0.0001 par value, 125,000,000 shares authorized	386
Paid-in capital in excess of par	105,312,623
Distributions in excess of net investment income	(185)
Accumulated net realized loss allocated from the Series	(5,201,165)
Net unrealized appreciation/depreciation allocated from the Series	(24,040,627)

Net Assets	$76,071,632

Net Asset Value

Institutional — Based on net assets of $46,284,692 and 6,003,467 shares outstanding	$7.71

Investor A — Based on net assets of $29,786,940 and 3,860,610 shares outstanding	$7.72

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	7

Statement of Operations	BlackRock Small Cap Index Fund

Year Ended December 31, 2008

Investment Income

Net investment income allocated from the Series:
Dividends	$1,307,151
Foreign taxes withheld	(434)
Income — affiliated	124,695
Securities lending — affiliated	259,172
Expenses	(74,007)

Total income	1,616,577

Expenses

Administration	286,822
Service — Investor A	101,576
Transfer agent — Institutional	33,719
Transfer agent — Investor A	31,640
Printing	54,397
Registration	29,321
Professional	15,563
Miscellaneous	7,614

Total expenses	560,652
Less fees waived by administrator	(9,624)

Total expenses after waiver	551,028

Net investment income	1,065,549

Realized and Unrealized Gain (Loss) Allocated from the Series

Net realized gain from investments, in-kind redemptions and futures	6,307,919
Net change in unrealized appreciation/depreciation on investments and futures	(46,354,296)

Total realized and unrealized loss	(40,046,377)

Net Decrease in Net Assets Resulting from Operations	$(38,980,828)

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$1,065,549	$1,507,537
Net realized gain	6,307,919	8,019,469
Net change in unrealized appreciation/depreciation	(46,354,296)	(11,614,283)

Net decrease in net assets resulting from operations	(38,980,828)	(2,087,277)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(782,173)	(954,343)
Investor A	(391,091)	(496,834)
Net realized gain:
Institutional	(5,780,831)	(5,755,647)
Investor A	(3,674,574)	(3,798,883)
Tax return of capital:
Institutional	(632,165)	—
Investor A	(400,501)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(11,661,335)	(11,005,707)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	13,022,264	(6,333,341)

Redemption Fee

Redemption fee	2,145	971

Net Assets

Total decrease in net assets	(37,617,754)	(19,425,354)
Beginning of year	113,689,386	133,114,740

End of year	$76,071,632	$113,689,386

End of year undistributed (distributions in excess of) net investment income	$(185)	$107,530

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional					Investor A

	Year Ended December 31,					Year Ended December 31

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$13.79	$15.48	$14.36	$14.10	$12.06	$13.79	$15.47	$14.36	$14.10	$12.06

Net investment income[1]	0.14	0.20	0.17	0.10	0.08	0.11	0.15	0.13	0.06	0.05
Net realized and unrealized gain (loss)[2]	(4.86)	(0.50)	2.34	0.49	2.04	(4.85)	(0.48)	2.33	0.49	2.03

Net increase (decrease) from investment operations	(4.72)	(0.30)	2.51	0.59	2.12	(4.74)	(0.33)	2.46	0.55	2.08

Dividends and distributions from:
Net investment income	(0.15)	(0.20)	(0.17)	(0.11)	(0.08)	(0.12)	(0.16)	(0.13)	(0.07)	(0.04)
Net realized gain	(1.09)	(1.19)	(1.22)	(0.22)	—	(1.09)	(1.19)	(1.22)	(0.22)	—
Tax return of capital	(0.12)	—	—	—	—	(0.12)	—	—	—	—

Total dividends and distributions	(1.36)	(1.39)	(1.39)	(0.33)	(0.08)	(1.33)	(1.35)	(1.35)	(0.29)	(0.04)

Net asset value, end of year	$7.71	$13.79	$15.48	$14.36	$14.10	$7.72	$13.79	$15.47	$14.36	$14.10

Total Investment Return

Based on net asset value	(34.01)%	(1.91)%	17.49%	4.16%	17.55%	(34.19)%	(2.12)%	17.14%	3.88%	17.29%

Ratios to Average Net Assets[3]

Total expenses after waiver	0.52%	0.48%	0.49%	0.53%	0.56%	0.79%	0.73%	0.74%	0.79%	0.81%

Total expenses	0.53%	0.48%	0.49%	0.54%	0.56%	0.80%	0.73%	0.74%	0.80%	0.81%

Net investment income	1.19%	1.23%	1.10%	0.69%	0.64%	0.91%	0.98%	0.84%	0.43%	0.38%

Supplemental Data

Net assets, end of year (000)	$46,285	$66,085	$79,032	$63,671	$68,024	$29,787	$47,605	$54,083	$48,896	$56,522

Portfolio turnover of the Series	42%	26%	40%	37%	38%	42%	26%	40%	37%	38%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Notes to Financial Statements	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2008 was 22%. The Fund offers two classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Effective January 1, 2008, the Fund implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges foridentical securities

•

Level 2 — other observable inputs (including,but not limited to:quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Level 1	—
Level 2	$76,007,335
Level 3	—

Total	$76,007,335

Investment Transactions and Net Investment Income: Investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives,

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	11

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”). The Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the average daily value of the Fund’s net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed 0.60%. This arrangement has a one-year term and is renewable.

Effective October 1, 2008, the Fund entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, Inc. (“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The service fees did not change as a result of this transaction.

Pursuant to the Account Maintenance Plan adopted by the Corporation in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder servicing to Investor A shareholders.

PNC Global Investment Servicing (US) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended December 31, 2008, the Fund paid $55,167 in return for these services, which is a component of transfer agent fees in the accompanying Statement of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the year ended December 31, 2008, the Fund earned $80, which is included in income — affiliated in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended December 31, 2008, the Fund reimbursed the Administrator the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center Fees

Institutional	$437
Investor A	$1,279

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for its allocated share of compensation paid to the Corporation’s Chief Compliance Officer.

12	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007

	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,634,785	$28,589,997	1,758,158	$27,610,915
Shares issued to shareholders in reinvestment of dividends and distributions	921,616	6,983,184	461,820	6,415,190

Total issued	3,556,401	35,573,181	2,219,978	34,026,105
Shares redeemed	(2,343,736)	(25,630,390)	(2,534,096)	(39,137,703)

Net increase (decrease)	1,212,665	$9,942,791	(314,118)	$(5,111,598)

Investor A

Shares sold	626,761	$7,412,916	518,509	$8,099,326
Shares issued to shareholders in reinvestment of dividends and distributions	525,666	3,995,432	275,919	3,831,846

Total issued	1,152,427	11,408,348	794,428	11,931,172
Shares redeemed	(744,332)	(8,328,875)	(837,326)	(13,152,915)

Net increase (decrease)	408,095	$3,079,473	(42,898)	$(1,221,743)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

4. Income Tax Information:

The tax character of distributions paid during the fiscal year ended December 31, 2008 and December 31, 2007 was as follows:

	12/31/2008	12/31/2007

Distributions paid from:
Ordinary income	$1,680,670	$3,342,328
Net long-term capital gains	8,947,999	7,663,379
Tax return of capital	1,032,666	—

Total taxable distributions	$11,661,335	$11,005,707

As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:

Net unrealized losses	$(29,241,977	)*

Total accumulated net losses	$(29,241,977)

*

The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures contracts, the deferral of post-October capital losses for tax purposes and the difference between book and tax treatment of certain stock lending transactions.

5. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	13

Report of Independent Registered Public Accounting Firm	BlackRock Small Cap Index Fund

To the Shareholders and Board of Directors of
BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index Fund, one of the series constituting BlackRock Index Funds, Inc. (the “Fund”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accord-ingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2008:

Record Date Payable Date	July 16, 2008 July 18, 2008		December 16, 2008 December 18, 2008

Qualified Dividend Income for Individuals	4.79	%*	67.79	%*

Dividends Qualifying for the Dividends Received Deduction for Corporations	10.58	%*	67.84	%*

*	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

Additionally, the Fund paid long-term capital gain distributions of $0.024910 and $1.011075 per share to shareholders of record on July 16, 2008 and December 16, 2008, respectively.

14	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Portfolio Information	Master Small Cap Index Series

As of December 31, 2008

Ten Largest Equity Holdings	Percent of Long-Term Investments

Ralcorp Holdings, Inc.	0.4%
Myriad Genetics, Inc.	0.4
Alexion Pharmaceuticals, Inc.	0.4
Waste Connections, Inc.	0.3
Realty Income Corp.	0.3
Piedmont Natural Gas Co.	0.3
OSI Pharmaceuticals, Inc.	0.3
Comstock Resources, Inc.	0.3
Westar Energy, Inc.	0.3
ITC Holdings Corp.	0.3

Sector Representation	Percent of Long-Term Investments

Financial Services	24%
Health Care	15
Consumer Discretionary	15
Technology	13
Materials & Processing	9
Producer Durables	7
Utilities	6
Auto & Transportation	4
Other Energy	4
Consumer Staples	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including futures and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	15

Summary Schedule of Investments December 31, 2008	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Series’ principal holdings. It includes the Series’ 50 largest holdings, each investment of any issuer that exceeds 1% of the Series’ net assets and affiliated issues.” Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission.A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent

Advertising Agencies	Other Securities		$856,963	0.3%

Aerospace	Curtiss-Wright Corp.	18,468	616,647	0.2
	Moog, Inc. Class A (a)	17,613	644,107	0.2
	Teledyne Technologies, Inc. (a)	14,634	651,945	0.2
	Other Securities		1,779,852	0.5

			3,692,551	1.1

Agriculture, Fishing & Ranching	Other Securities		337,315	0.1

Air Transport	Other Securities		3,890,238	1.1

Aluminum	Other Securities		139,624	0.0

Auto Parts: After Market	Other Securities		309,186	0.1

Auto Parts: Original Equipment	Other Securities		613,863	0.2

Auto, Trucks & Parts	Other Securities		358,447	0.1

Banks: New York City	Other Securities		424,612	0.1

Banks: Non U.S. Banks	Other Securities		162,268	0.0

Banks: Outside New York City	FirstMerit Corp.	34,000	700,060	0.2
	UMB Financial Corp.	13,052	641,375	0.2
	Westamerica Bancorp.	12,183	623,160	0.2
	Other Securities		23,510,673	6.8

			25,475,268	7.4

Beverage: Brewers (Wineries)	Other Securities		99,400	0.0

Beverage: Soft Drinks	Other Securities		584,603	0.2

Biotechnology Research & Production	Alexion Pharmaceuticals, Inc. (a)(i)	32,160	1,163,870	0.3
	Myriad Genetics, Inc. (a)	18,700	1,239,062	0.4
	OSI Pharmaceuticals, Inc. (a)	24,000	937,200	0.3
	Other Securities		9,012,788	2.6

			12,352,920	3.6

Building Materials	Other Securities		1,934,147	0.6

Building: Cement	Other Securities		54,432	0.0

Building: Heating & Plumbing	Other Securities		262,502	0.1

Building: Miscellaneous	Other Securities		546,544	0.2

Building: Roofing & Wallboard	Other Securities		277,804	0.1

Cable Television Services	Other Securities		404,521	0.1

Casinos & Gambling	Other Securities		1,704,403	0.5

Chemicals	Other Securities		4,513,774	1.3

Coal	Other Securities		357,362	0.1

Commercial Information Services	Other Securities		373,719	0.1

Communications & Media	Other Securities		98,592	0.0

Communications Technology	Other Securities		8,596,701	2.5

Computer Services Software & Systems	Parametric Technology Corp. (a)	48,360	611,754	0.2
	Sybase, Inc. (a)	33,300	824,841	0.2
	Other Securities		16,156,112	4.7

			17,592,707	5.1

See Notes to Financial Statements.

16	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Computer Technology	Other Securities		$3,179,823	0.9%

Construction	EMCOR Group, Inc. (a)	28,472	638,627	0.2
	Granite Construction, Inc.	13,871	609,353	0.2
	Other Securities		670,714	0.2

			1,918,694	0.6

Consumer Electronics	Other Securities		1,877,777	0.5

Consumer Products	Other Securities		1,698,048	0.5

Containers & Packaging: Metals & Glass	Other Securities		731,896	0.2

Containers & Packaging: Paper & Plastic	Other Securities		205,110	0.1

Cosmetics	Other Securities		674,318	0.2

Diversified Financial Services	Other Securities		2,378,073	0.7

Diversified Materials & Processing	Clarcor, Inc.	20,810	690,476	0.2
	Other Securities		2,610,215	0.8

			3,300,691	1.0

Drug & Grocery Store Chains	Other Securities		2,284,787	0.7

Drugs & Pharmaceuticals	Onyx Pharmaceuticals, Inc. (a)	23,320	796,611	0.2
	Valeant Pharmaceuticals International (a)(b)	26,700	611,430	0.2
	Other Securities		8,065,321	2.3

			9,473,362	2.7

Education Services	Other Securities		1,595,653	0.5

Electrical & Electronics	Other Securities		1,215,231	0.4

Electrical Equipment & Components	Other Securities		3,238,471	0.9

Electrical: Household Appliance	Other Securities		185,658	0.1

Electronics	Other Securities		1,524,301	0.4

Electronics: Instruments, Gauges & Meters	Other Securities		234,638	0.1

Electronics: Medical Systems	Haemonetics Corp. (a)	10,772	608,618	0.2
	Other Securities		3,307,858	0.9

			3,916,476	1.1

Electronics: Other	Other Securities		45,087	0.0

Electronics:	Other Securities		4,795,470	1.4

Semi-Conductors/Components

Electronics: Technology	Other Securities		1,836,291	0.5

Energy Equipment	Other Securities		140,775	0.0

Energy Miscellaneous	Other Securities		2,332,626	0.7

Engineering & Contracting Services	Other Securities		1,254,649	0.4

Entertainment	Other Securities		549,114	0.2

Finance Companies	Other Securities		444,171	0.1

Finance: Small Loan	Other Securities		315,523	0.1

Financial Data Processing	Jack Henry & Associates, Inc.	31,300	607,533	0.2
Services & Systems	Other Securities		1,957,471	0.5

			2,565,004	0.7

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	17

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Financial Information Services	Other Securities		$855,442	0.2%

Financial Miscellaneous	Other Securities		2,391,320	0.7

Foods	Flowers Foods, Inc.	32,476	791,115	0.2
	Ralcorp Holdings, Inc. (a)	23,595	1,377,948	0.4
	Other Securities		4,215,668	1.3

			6,384,731	1.9

Forest Products	Other Securities		453,034	0.1

Forms & Bulk Printing Services	Other Securities		269,046	0.1

Funeral Parlors & Cemeteries	Other Securities		103,917	0.0

Glass	Other Securities		127,428	0.0

Gold	Other Securities		899,599	0.3

Health Care Facilities	Psychiatric Solutions, Inc. (a)	23,300	648,905	0.2
	Other Securities		1,128,158	0.3

			1,777,063	0.5

Health Care Management Services	AMERIGROUP Corp. (a)	22,500	664,200	0.2
	Other Securities		3,825,787	1.1

			4,489,987	1.3

Health Care Services	Other Securities		2,667,230	0.8

Homebuilding	Other Securities		683,878	0.2

Hotel/Motel	Other Securities		201,988	0.1

Household Furnishings	Other Securities		731,947	0.2

Identification Control & Filter Devices	Other Securities		2,301,398	0.7

Industrial Products	Other Securities		158,244	0.0

Insurance: Life	Other Securities		1,347,609	0.4

Insurance: Multi-Line	Montpelier Re Holdings Ltd.	39,100	656,489	0.2
	Platinum Underwriters Holdings Ltd.	20,600	743,248	0.2
	Other Securities		2,389,968	0.7

			3,789,705	1.1

Insurance: Property-Casualty	Aspen Insurance Holdings Ltd.	35,800	868,150	0.3
	ProAssurance Corp. (a)	13,523	713,744	0.2
	Validus Holdings Ltd.	26,600	695,856	0.2
	Other Securities		6,375,254	1.8

			8,653,004	2.5

Investment Management Companies	Other Securities		1,561,805	0.5

Jewelry, Watches & Gemstones	Other Securities		404,314	0.1

Lead & Zinc	Other Securities		71,440	0.0

Leisure Time	Other Securities		1,256,235	0.4

Machine Tools	Other Securities		71,385	0.0

Machinery & Engineering	Other Securities		330,911	0.0

Machinery: Agricultural	Other Securities		243,225	0.1

Machinery: Construction & Handling	Other Securities		331,680	0.1

Machinery: Engines	Other Securities		456,024	0.1

Machinery: Industrial/Specialty	Other Securities		2,620,302	0.8

Machinery: Oil Well Equipment & Services	Other Securities		2,576,349	0.7

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Machinery: Specialty	Other Securities		$261,283	0.1%

Manufactured Housing	Other Securities		174,021	0.1

Manufacturing	Other Securities		264,841	0.1

Medical & Dental Instruments & Supplies	Immucor, Inc. (a)	29,343	779,937	0.2
	Owens & Minor, Inc.	17,298	651,270	0.2
	Thoratec Corp. (a)	22,847	742,299	0.2
	Other Securities		9,194,626	2.7

			11,368,132	3.3

Medical Services	Magellan Health Services, Inc. (a)	17,000	665,720	0.2
	Other Securities		941,711	0.3

			1,607,431	0.5

Metal Fabricating	Other Securities		3,120,324	0.9

Metals & Minerals Miscellaneous	Compass Minerals International, Inc. (i)	13,600	797,776	0.2
	Other Securities		1,031,148	0.3

			1,828,924	0.5

Miscellaneous Business & Consumer Discretionary	Other Securities		332,279	0.1

Miscellaneous Consumer Staples	Other Securities		10,656	0.0

Miscellaneous Health Care	Other Securities		100,740	0.0

Miscellaneous Materials & Commodities	Other Securities		538,603	0.2

Miscellaneous Materials & Processing	Other Securities		442,568	0.1

Miscellaneous Producer Durables	Other Securities		170,762	0.1

Miscellaneous Technology	Other Securities		241,175	0.1

Multi-Sector Companies	Other Securities		1,054,867	0.3

Office Furniture & Business Equipment	Other Securities		1,004,673	0.3

Oil: Crude Producers	Comstock Resources, Inc. (a)	19,057	900,443	0.3
	Other Securities		5,345,917	1.5

			6,246,360	1.8

Oil: Integrated Domestic	Other Securities		315,744	0.1

Oil: Integrated International	Other Securities		186,744	0.1

Paints & Coatings	Other Securities		462,706	0.1

Paper	Other Securities		1,364,303	0.4

Plastics	Other Securities		79,214	0.0

Pollution Control & Environmental Services	Other Securities		925,709	0.3

Power Transmission Equipment	Other Securities		509,253	0.2

Printing & Copying Services	Other Securities		565,976	0.2

Production Technology Equipment	Other Securities		3,092,187	0.9

Publishing: Miscellaneous	Other Securities		375,185	0.1

Publishing: Newspapers	Other Securities		234,468	0.1

Radio & TV Broadcasters	Other Securities		532,673	0.2

Railroad Equipment	Westinghouse Air Brake Technologies Corp.	20,339	808,475	0.2
	Other Securities		177,801	0.1

			986,276	0.3

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	19

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Railroads	Other Securities		$392,688	0.1%

Real Estate	Other Securities		854,938	0.3

Real Estate Investment Trusts (REITs)	Anthracite Capital, Inc. (b)(c)	24,500	54,635	0.0
	Highwoods Properties, Inc.	26,700	730,512	0.2
	Realty Income Corp. (b)	42,500	983,875	0.3
	Senior Housing Properties Trust	47,914	858,619	0.2
	Washington Real Estate Investment Trust	22,065	624,440	0.2
	Other Securities		15,026,977	4.4

			18,279,058	5.3

Recreational Vehicles & Boats	Other Securities		491,782	0.1

Rental & Leasing Services: Commercial	Other Securities		453,023	0.1

Rental & Leasing Services: Consumer	Other Securities		1,311,045	0.4

Restaurants	Wendy’s	165,652	818,321	0.3
	Other Securities		3,563,503	1.0

			4,381,824	1.3

Retail	Other Securities		8,696,576	2.5

Savings & Loan	First Niagara Financial Group, Inc.	49,853	806,123	0.2
	Other Securities		4,008,991	1.2

			4,815,114	1.4

Securities Brokerage & Services	Knight Capital Group, Inc. Class A (a)	39,500	637,925	0.2
	Other Securities		1,226,496	0.3

			1,864,421	0.5

Services: Commercial	Waste Connections, Inc. (a)	33,427	1,055,290	0.3
	Watson Wyatt Worldwide, Inc.	17,915	856,695	0.2
	Other Securities		9,958,418	2.9

			11,870,403	3.4

Shipping	Other Securities		1,926,274	0.5

Shoes	Other Securities		2,168,556	0.6

Steel	Other Securities		151,254	0.0

Sugar	Other Securities		74,568	0.0

Telecommunications Equipment	Other Securities		2,124,104	0.6

Textile Products	Other Securities		156,603	0.0

Textiles Apparel Manufacturers	Other Securities		2,101,467	0.6

Tires & Rubber	Other Securities		268,694	0.1

Tobacco	Other Securities		856,228	0.2

Toys	Marvel Entertainment, Inc. (a)	20,500	630,375	0.2
	Other Securities		289,125	0.1

			919,500	0.3

Transportation Miscellaneous	Other Securities		850,543	0.2

Truckers	Other Securities		2,307,856	0.7

Utilities: Electrical	ITC Holdings Corp.	20,600	899,808	0.3
	Westar Energy, Inc.	43,900	900,389	0.3
	Other Securities		6,076,930	1.7

			7,877,127	2.3

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Utilities: Gas Distributors	New Jersey Resources Corp.	17,661	$694,960	0.2%
	Nicor, Inc.	18,900	656,586	0.2
	Piedmont Natural Gas Co.	30,600	969,102	0.3
	WGL Holdings, Inc.	20,700	676,683	0.2
	Other Securities		1,937,330	0.5

			4,934,661	1.4

Utilities: Telecommunications	Other Securities		3,249,984	0.9

Utilities: Water	Other Securities		1,073,422	0.3

Wholesalers	Other Securities		781,901	0.2

	Total Common Stocks		311,768,114	90.4

	Investment Companies

	BlackRock Kelso Capital Corp. (c)	4,400	43,384	0.0
	Other Securities		412,452	0.1

	Total Investment Companies		455,836	0.1

	Warrants (d)

Communications Technology	Other Securities		0	0.0

Energy Miscellaneous	GreenHunter Energy, Inc. (expires 8/27/11) (b)(e)	180	0	0.0

	Total Warrants		0	0.0

	Other Interests (f)

Oil: Crude Producers	Other Securities		0	0.0

	Total Other Interests		0	0.0

	Total Long-Term Investments (Cost — $404,884,567)		312,223,950	90.5

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (c)(g)	$ 33,515	33,514,609	9.7
	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (c)(g)(h)	24,644	24,644,202	7.2

	Total Short-Term Securities (Cost — $58,158,811)		58,158,811	16.9

Total Investments (Cost — $463,043,378*)			370,382,761	107.4
Liabilities in Excess of Other Assets			(25,662,641)	(7.4)

Net Assets			$344,720,120	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$484,047,076

	Gross unrealized appreciation	$35,373,591
	Gross unrealized depreciation	(149,037,906)

	Net unrealized depreciation	$(113,664,315)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	21

Summary Schedule of Investments (concluded)	Master Small Cap Index Series

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.	$62,886		$166,460		$(68,727)	$24,910
BlackRock Kelso Capital Corp.	$18,400		$6,168		$(524)	$5,848
BlackRock Liquidity Series, LLC Cash Sweep Series	$287,816	*	—		—	$580,110
BlackRock Liquidity Series, LLC Money Market Series	—		$59,164,615	**	—	$1,200,163

*	Represents net purchase cost.
**	Represents net sale cost.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	Restricted security as to resale, representing 0.0% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	$—	$—

(f)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing. (g) Represents the current yield as of report date.

(h)	Security was purchased with the cash proceeds from securities loans.

(i)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

•

Other securities represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets. Some securities, or a portion of, in this category are either held as collateral in connection with open financial futures contracts or are out on loan.

•	Financial futures contracts purchased as of December 31,2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

683	Russell 2000 Index	March 2009	$31,631,628	$2,374,942

•

Effective January 1,2008,the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157,”Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$312,223,950	$2,374,942
Level 2	58,158,811	—
Level 3	—	—

Total	$370,382,761	$2,374,942

*	Other financial instruments are futures.

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Statement of Assets and Liabilities	Master Small Cap Index Series

December 31, 2008

Assets

Investments at value — unaffiliated (including securities loaned of $23,975,661) (cost — $404,606,765)	$312,125,931
Investments at value — affiliated (cost — $58,436,613)	58,256,830
Cash	1,156,226
Margin variation receivable — affiliated	972,195
Dividends receivable	494,666
Investments sold receivable	255,872
Securities lending income receivable — affiliated	185,400
Prepaid expenses	13,361
Other assets	5,208
Investment advisor receivable	1,235

Total assets	373,466,924

Liabilities

Collateral at value — securities loaned	24,644,202
Investments purchased payable	3,424,491
Withdrawals payable from investors	615,391
Other accrued expenses payable	60,633
Other affiliates payable	1,998
Officer’s and Directors’ fees payable	89

Total liabilities	28,746,804

Net Assets	$344,720,120

Net Assets Consist of

Investors’ capital	$435,005,795
Net unrealized appreciation/depreciation	(90,285,675)

Net Assets	$344,720,120

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	23

Statement of Operations	Master Small Cap Index Series

Year Ended December 31, 2008

Investment Income

Dividends	$6,083,383
Foreign taxes withheld	(2,011)
Income — affiliated	611,275
Securities lending — affiliated	1,200,163

Total income	7,892,810

Expenses

Custodian	134,965
Accounting services	96,677
Professional	64,069
Investment advisory	47,115
Officer and Directors	22,623
Printing	1,393
Other	12,324

Total expenses	379,166
Less fees waived by advisor	(26,007)
Less fees paid indirectly	(2,122)

Total expenses after fees waived and paid indirectly	351,037

Net investment income	7,541,773

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	2,219,093
Investments — affiliated	(69,251)
In-kind redemption	(22,495,309)
Futures	(8,083,531)

(28,428,998)

Net change in unrealized appreciation/depreciation on:
Investments	(155,061,624)
Futures	1,905,337

(153,156,287)

Total realized and unrealized loss	(181,585,285)

Net Decrease in Net Assets Resulting from Operations	$(174,043,512)

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Statements of Changes in Net Assets	Master Small Cap Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$7,541,773	$10,909,414
Net realized gain (loss)	(28,428,998)	21,031,968
Net change in unrealized appreciation/depreciation	(153,156,287)	(45,314,859)

Net decrease in net assets resulting from operations	(174,043,512)	(13,373,477)

Capital Transactions

Proceeds from contributions	277,100,847	443,692,332
Fair value of withdrawals	(388,731,499)	(361,297,148)
Net increase (decrease) in net assets derived from capital transactions	(111,630,652)	82,395,184

Net Assets

Total increase (decrease) in net assets	(285,674,164)	69,021,707
Beginning of year	630,394,284	561,372,577

End of year	$344,720,120	$630,394,284

Financial Highlights	Master Small Cap Index Series

	Year Ended December 31,

	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(33.57)%	(1.46)%	18.13%	4.63%	18.15%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	0.07%	0.06%	0.07%	0.07%	0.08%

Total expenses after waiver and before fees paid indirectly	0.07%	0.06%	0.07%	0.07%	0.08%

Total expenses	0.08%	0.06%	0.07%	0.08%	0.08%

Net investment income	1.60%	1.69%	1.55%	1.17%	1.11%

Supplemental Data

Net assets, end of year (000)	$344,720	$630,394	$561,373	$370,145	$365,661

Portfolio turnover	42%	26%	40%	37%	38%

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	25

Notes to Financial Statements	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a non-diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Series values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — The Series may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counter-parties to meet the terms of their contracts.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is

26	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Notes to Financial Statements (continued)	Master Small Cap Index Series

delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended December 31, 2008, the Series received only cash collateral for any securities loaned.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate shares of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Series is disregarded as an entity from its owner for tax purposes, therefore it is not required to file tax returns. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividend and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact of the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily net assets of the Series.

The Advisor has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Advisor will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.08% of the Series’ average daily net assets. This arrangement has a one-year term and is renewable. This amount is shown on the Statement of Operations as fees waived by advisor.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $8,365 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of the report date, the Series lent securities with a value of $1,175,816 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	27

Notes to Financial Statements (concluded)	Master Small Cap Index Series

registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Series on such investments is shown as securities lending — affiliated on the Statement of Operations. For the year ended December 31, 2008, BIM received $298,692 in securities lending agent fees.

The Series may earn income on positive cash balances in demand deposit accounts. For the year ended December 31, 2008, the Series earned $407, which is included in income — affiliated in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for its allocated share of compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $191,017,169 and $303,329,787, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the year ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counter-party risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in the financial services industry. Please see the Summary Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

28	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Report of Independent Registered Public Accounting Firm	Master Small Cap Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”) as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series LLC as of Decem-ber 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2009

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	29

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Director and Co-Chair of the Board of Directors	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Director and Co-Chair of the Board of Directors	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

30	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Director and Chair of the Audit Committee	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public account- ants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/ Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

				34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

				34 Funds 81 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Corporation’s/Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999; and Frederick W. Winter since 1999.

Interested Directors[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004

			174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			174 Funds 286 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Corporation/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	31

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Corporation/Master LLC Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Corporation President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s US Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (US) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of US Funds at BlackRock, Inc. since 2006; Formerly General Counsel (US) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Corporation/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Corporation’s/Master LLC’s Officers and Directors is available in the Corporation’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian

State Street Bank and
Trust Company
North Quincy, MA 02171

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

32	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	33

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge

(1)	at www.blackrock.com or by calling (800) 441-7762 and

(2)	on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2008	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. 100 Bellevue Parkway Wilmington, DE 19809

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.
Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Small Cap Index Fund	$6,800	$6,500	$0	$0	$6,100	$6,100	$1,049	$1,042
Master Small Cap Index Series	$39,000	$43,300	$0	$0	$17,000	$17,000	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Small Cap Index Fund	$412,149	$291,642
Master Small Cap Index Series	$422,000	$301,500

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments (a) Master Small Cap Index Series - Schedule of Investments

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Advertising Agencies - 0.3%	DG FastChannel, Inc. (a)	6,800	$84,864
	Harte-Hanks, Inc.	15,200	94,848
	inVentiv Health, Inc. (a)	13,700	158,098
	Marchex, Inc. Class B	9,800	57,134
	National CineMedia, Inc.	17,370	176,132
	R.H. Donnelley Corp. (a)(b)	28,000	10,360
	Valassis Communications, Inc. (a)	19,700	26,004
	ValueClick, Inc. (a)	36,480	249,523

			856,963

Aerospace - 1.1%	AeroVironment, Inc. (a)	4,400	161,964
	Argon ST, Inc. (a)	5,400	101,844
	Ascent Solar Technologies, Inc. (a)	3,200	12,032
	Curtiss-Wright Corp.	18,468	616,647
	Ducommun, Inc.	4,600	76,820
	Heico Corp. (b)	9,326	362,129
	LMI Aerospace, Inc. (a)	3,600	40,932
	Ladish Co., Inc. (a)	6,000	83,100
	Moog, Inc. Class A (a)	17,613	644,107
	Orbital Sciences Corp. (a)	24,635	481,122
	Teledyne Technologies, Inc. (a)	14,634	651,945
	TransDigm Group, Inc. (a)	13,700	459,909

			3,692,551

Agriculture, Fishing & Ranching - 0.1%	AgFeed Industries, Inc. (a)	10,100	16,261
	Alico, Inc.	1,500	61,485
	The Andersons, Inc.	7,700	126,896
	Cadiz, Inc. (a)	4,900	61,299
	Calavo Growers, Inc.	4,300	49,450
	HQ Sustainable Maritime Industries, Inc. (a)	2,800	21,924

			337,315

Air Transport - 1.1%	AAR Corp. (a)(c)	16,368	301,335
	AirTran Holdings, Inc. (a)(b)	49,420	219,425
	Alaska Air Group, Inc. (a)	15,098	441,616
	Allegiant Travel Co. (a)	5,800	281,706
	Atlas Air Worldwide Holdings, Inc. (a)	5,600	105,840
	Bristow Group, Inc. (a)	10,185	272,856
	Hawaiian Holdings, Inc. (a)	18,500	118,030
	JetBlue Airways Corp. (a)	72,700	516,170
	PHI, Inc. (a)	5,600	78,456
	Republic Airways Holdings, Inc. (a)	14,400	153,648
	SkyWest, Inc.	24,100	448,260
	UAL Corp.	52,800	581,856
	US Airways Group, Inc. (a)(b)	48,000	371,040

			3,890,238

Aluminum - 0.0%	Kaiser Aluminum Corp.	6,200	139,624

Auto Parts: After Market - 0.1%	ATC Technology Corp. (a)(c)	8,743	127,910
	Commercial Vehicle Group, Inc. (a)	8,850	8,231

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dorman Products, Inc. (a)	5,300	$69,960
	Superior Industries International, Inc. (b)	9,799	103,085

			309,186

Auto Parts: Original Equipment - 0.2%	American Axle & Manufacturing Holdings, Inc.	19,000	54,910
	Amerigon Inc. (a)	9,200	29,992
	ArvinMeritor, Inc.	31,500	89,775
	Dana Holding Corp. (a)	40,900	30,266
	Fuel Systems Solutions, Inc. (a)	5,100	167,076
	Hayes Lemmerz International, Inc. (a)	41,700	18,765
	Lear Corp. (a)	20,580	29,018
	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	28,600	24,310
	Sauer-Danfoss, Inc.	4,473	39,139
	Stoneridge, Inc. (a)	6,000	27,360
	Tenneco, Inc. (a)	20,500	60,475
	Visteon Corp. (a)	53,900	18,865
	Wonder Auto Technology, Inc. (a)	6,100	23,912

			613,863

Auto, Trucks & Parts - 0.1%	Force Protection, Inc. (a)	29,000	173,420
	Modine Manufacturing Co.	13,294	64,742
	Spartan Motors, Inc.	13,400	63,382
	Wabash National Corp.	12,645	56,903

			358,447

Banks: New York City - 0.1%	Signature Bank (a)	14,800	424,612

Banks: Non U.S. Banks - 0.0%	Banco Latinoamericano de Exportaciones, SA ‘E’	11,300	162,268

Banks: Outside New York City - 7.4%	1st Source Corp.	5,684	134,313
	Abington Bancorp, Inc.	10,080	93,240
	Amcore Financial, Inc.	9,525	34,480
	Ameris Bancorp	6,400	75,840
	Ames National Corp.	3,100	82,274
	Arrow Financial Corp.	3,800	95,532
	BancTrust Financial Group, Inc.	8,100	119,556
	Bancfirst Corp.	2,990	158,231
	Bank of the Ozarks, Inc.	5,300	157,092
	BankFinancial Corp.	8,100	82,539
	Banner Corp.	6,013	56,582
	Beneficial Mutual Bancorp, Inc. (a)	13,500	151,875
	Boston Private Financial Holdings, Inc.	23,233	158,914
	Bryn Mawr Bank Corp.	3,000	60,300
	CVB Financial Corp.	27,965	332,783
	Camden National Corp.	3,200	86,336
	Capital City Bank Group, Inc.	4,721	128,600
	Capitol Bancorp Ltd.	5,900	46,020
	Cardinal Financial Corp.	10,000	56,900
	Cascade Bancorp (b)	9,225	62,269
	Cathay General Bancorp (b)	20,744	492,670
	Centerstate Banks of Florida, Inc.	4,200	71,358

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Central Pacific Financial Corp.	12,248	$122,970
	Chemical Financial Corp.	9,848	274,562
	Citizens & Northern Corp.	4,300	84,925
	Citizens Banking Corp.	48,787	145,385
	City Holding Co.	6,893	239,739
	CityBank	5,698	29,630
	Clifton Savings Bancorp, Inc.	3,100	36,766
	CoBiz Financial, Inc.	8,726	84,991
	The Colonial BancGroup, Inc. (b)	84,500	174,915
	Columbia Banking System, Inc.	7,441	88,771
	Community Bank System, Inc.	13,800	336,582
	Community Trust Bancorp, Inc.	6,223	228,695
	Corus Bankshares, Inc. (b)	15,504	17,209
	East-West Bancorp, Inc.	26,700	426,399
	Encore Bancshares, Inc. (a)	2,800	30,800
	Enterprise Financial Services Corp. (b)	4,200	64,008
	Farmers Capital Bank Corp.	2,700	65,934
	Financial Institutions, Inc.	4,500	64,575
	First BanCorp, Puerto Rico	29,400	327,516
	First Bancorp, Inc.	3,800	75,582
	First Bancorp, North Carolina	5,236	96,081
	First Busey Corp. (b)	10,514	191,775
	First Commonwealth Financial Corp.	35,740	442,461
	First Community Bancshares, Inc.	3,794	132,297
	First Financial Bancorp	15,487	191,884
	First Financial Bankshares, Inc.	8,753	483,253
	First Financial Corp.	4,644	190,358
	First Merchants Corp.	7,546	167,597
	First Midwest Bancorp, Inc.	20,400	407,388
	First South Bancorp, Inc. (b)	3,800	47,728
	FirstMerit Corp.	34,000	700,060
	Fox Chase Bancorp, Inc. (a)	2,500	27,500
	Frontier Financial Corp. (b)	19,466	84,872
	Glacier Bancorp, Inc.	25,564	486,227
	Greene County Bancshares, Inc.	5,450	73,793
	Guaranty Bancorp (a)	21,100	42,200
	Hancock Holding Co.	10,854	493,423
	Hanmi Financial Corp.	17,004	35,028
	Harleysville National Corp.	17,636	254,664
	Heartland Financial USA, Inc.	4,800	98,832
	Heritage Commerce Corp.	5,100	57,324
	Home Bancshares, Inc.	5,060	136,367
	Independent Bank Corp./MA	6,945	181,681
	Integra Bank Corp.	8,574	11,746
	International Bancshares Corp.	21,310	465,197
	Investors Bancorp, Inc. (a)	18,200	244,426

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lakeland Bancorp, Inc.	7,605	$85,632
	Lakeland Financial Corp.	5,100	121,482
	MB Financial, Inc.	14,383	402,005
	MainSource Financial Group, Inc.	7,719	119,645
	Midwest Banc Holdings, Inc.	10,380	14,532
	NBT Bancorp, Inc.	13,213	369,435
	Nara Bancorp, Inc.	9,400	92,402
	National Penn Bancshares, Inc. (b)	32,865	476,871
	Northfield Bancorp, Inc.	7,000	78,750
	Old National Bancorp	27,895	506,573
	Old Second Bancorp, Inc. (b)	5,722	66,375
	Oriental Financial Group	10,618	64,239
	PacWest Bancorp	10,311	277,366
	Pacific Capital Bancorp (b)	19,462	328,519
	Pacific Continental Corp.	4,700	70,359
	Park National Corp. (b)	4,515	323,951
	Peapack-Gladstone Financial Corp.	3,400	90,576
	Pennsylvania Commerce Bancorp, Inc. (a)	2,600	69,316
	Peoples Bancorp, Inc.	4,210	80,537
	Pinnacle Financial Partners, Inc. (a)	9,300	277,233
	Piper Jaffray Cos. (a)	7,900	314,104
	Premierwest Bancorp	9,300	62,217
	PrivateBancorp, Inc.	9,096	295,256
	Prosperity Bancshares, Inc.	16,500	488,235
	Provident Bankshares Corp.	14,024	135,472
	Renasant Corp.	8,698	148,127
	Republic Bancorp, Inc. Class A	3,454	93,949
	S&T Bancorp, Inc.	10,063	357,237
	SCBT Financial Corp.	4,263	147,074
	SVB Financial Group (a)	12,600	330,498
	SY Bancorp, Inc.	5,530	152,075
	Sandy Spring Bancorp, Inc.	6,814	148,750
	Santander BanCorp	1,203	15,025
	Seacoast Banking Corp. of Florida	6,358	41,963
	Shore Bancshares, Inc.	4,000	95,960
	Sierra Bancorp	3,500	73,500
	Simmons First National Corp. Class A	5,700	167,979
	Smithtown Bancorp, Inc.	4,100	65,723
	The South Financial Group, Inc.	30,100	130,032
	Southside Bancshares, Inc.	5,049	118,652
	Southwest Bancorp, Inc.	6,000	77,760
	State Bancorp, Inc.	5,900	57,466
	StellarOne Corp.	9,300	157,170
	Sterling Bancshares, Inc.	31,114	189,173
	Suffolk Bancorp	4,000	143,720
	Sun Bancorp, Inc. (a)	5,728	42,903

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Susquehanna Bancshares, Inc.	36,056	$573,651
	Texas Capital Bancshares, Inc. (a)	11,761	157,127
	Tompkins Trustco, Inc.	2,440	141,398
	Towne Bank	8,600	213,194
	Trico Bancshares	5,778	144,277
	TrustCo Bank Corp. NY	31,261	297,292
	Trustmark Corp.	20,827	449,655
	UCBH Holdings, Inc.	46,600	320,608
	UMB Financial Corp.	13,052	641,375
	Umpqua Holdings Corp. (b)	25,280	365,802
	Union Bankshares Corp.	5,200	128,960
	United Bankshares, Inc.	16,000	531,520
	United Community Banks, Inc. (b)	16,856	228,900
	United Financial Bancorp, Inc.	7,700	116,578
	United Security Bancshares (b)	2,828	32,748
	Univest Corp. of Pennsylvania	5,050	162,307
	Washington Trust Bancorp, Inc.	5,000	98,750
	WesBanco, Inc.	10,963	298,303
	West Bancorp., Inc.	7,600	93,100
	West Coast Bancorp	7,400	48,766
	Westamerica Bancorp.	12,183	623,160
	Western Alliance Bancorp (a)(b)	8,000	80,720
	Wilshire Bancorp, Inc.	8,300	75,364
	Wintrust Financial Corp.	10,000	205,700
	Yardkin Valley Financial Corp.	5,500	78,375

			25,475,268

Beverage: Brewers (Wineries) - 0.0%	Boston Beer Co., Inc. Class A (a)	3,500	99,400

Beverage: Soft Drinks - 0.2%	Coca-Cola Bottling Co. Consolidated	1,687	77,535
	Farmer Bros. Co.	2,310	57,611
	Green Mountain Coffee Roasters, Inc. (a)(b)	7,300	282,510
	National Beverage Corp. (a)	3,308	29,772
	Peet’s Coffee & Tea, Inc. (a)	5,900	137,175

			584,603

Biotechnology Research & Production - 3.6%	AMAG Pharmaceuticals, Inc. (a)(c)	7,160	256,686
	Acadia Pharmaceuticals, Inc. (a)	13,500	12,150
	Accelrys, Inc. (a)	13,400	58,424
	Acorda Therapeutics, Inc. (a)(c)	15,600	319,956
	Albany Molecular Research, Inc. (a)	9,687	94,351
	Alexion Pharmaceuticals, Inc. (a)(c)	32,160	1,163,870
	Allos Therapeutics, Inc. (a)	21,900	134,028
	Alnylam Pharmaceuticals, Inc. (a)(b)	15,000	370,950
	American Oriental Bioengineering, Inc. (a)	26,100	177,219
	Amicus Therapeutics, Inc. (a)	2,300	18,354
	Arena Pharmaceuticals, Inc. (a)	31,400	130,938
	Ariad Pharmaceuticals, Inc. (a)	30,419	25,856

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Arqule, Inc. (a)	18,800	$79,336
	Array Biopharma, Inc. (a)	19,600	79,380
	ArthroCare Corp. (a)(b)	11,120	53,042
	Biodel, Inc. (a)	5,100	24,582
	Caliper Life Sciences, Inc. (a)	23,200	22,504
	Celera Corp. (a)	33,000	367,290
	Cell Genesys, Inc. (a)	35,324	7,771
	Celldex Therapeutics, Inc. (a)	6,200	49,104
	Cougar Biotechnology, Inc. (a)	6,200	161,200
	Cubist Pharmaceuticals, Inc. (a)	23,667	571,795
	Cypress Bioscience, Inc. (a)	16,100	110,124
	Cytokinetics, Inc. (a)	11,900	33,915
	Cytori Therapeutics, Inc. (a)	8,200	29,602
	Discovery Laboratories, Inc. (a)	41,900	46,928
	Dyax Corp. (a)	22,900	83,356
	Enzon Pharmaceuticals, Inc. (a)(b)	19,200	111,936
	Exelixis, Inc. (a)(b)	44,418	222,978
	Facet Biotech Corp. (a)	9,980	95,708
	Genomic Health, Inc. (a)	5,900	114,932
	Geron Corp. (a)(b)	33,129	154,712
	Halozyme Therapeutics, Inc. (a)	25,100	140,560
	Human Genome Sciences, Inc. (a)	58,100	123,172
	Idenix Pharmaceuticals, Inc. (a)	10,300	59,637
	Idera Pharmaceuticals, Inc. (a)	8,500	65,280
	Immunomedics, Inc. (a)	27,400	46,580
	Incyte Corp. (a)	32,624	123,645
	Integra LifeSciences Holdings Corp. (a)	7,500	266,775
	InterMune, Inc. (a)(b)	13,414	141,920
	Kendle International, Inc. (a)	5,500	141,460
	Kensey Nash Corp. (a)	3,200	62,112
	Lexicon Genetics, Inc. (a)	33,100	46,340
	Life Sciences Research, Inc. (a)	3,600	33,840
	MannKind Corp. (a)(b)	21,150	72,545
	Marshall Edwards, Inc. (a)	6,400	4,480
	Martek Biosciences Corp. (a)	13,800	418,278
	Maxygen, Inc. (a)	10,801	96,345
	Medivation, Inc. (a)	10,700	155,899
	Metabolix, Inc. (a)(b)	8,100	103,032
	Momenta Pharmaceuticals, Inc. (a)	10,900	126,440
	Myriad Genetics, Inc. (a)	18,700	1,239,062
	NPS Pharmaceuticals, Inc. (a)	20,200	125,442
	Nabi Biopharmaceuticals (a)	21,454	71,871
	Nanosphere, Inc. (a)	5,500	26,180
	Neurocrine Biosciences, Inc. (a)	16,700	53,440
	OSI Pharmaceuticals, Inc. (a)	24,000	937,200
	Opko Health, Inc. (a)(b)	19,700	31,914

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Orexigen Therapeutics, Inc. (a)	8,300	$46,314
	Osiris Therapeutics, Inc. (a)(b)	5,700	109,212
	PDL BioPharma, Inc.	49,900	308,382
	PharmaNet Development Group, Inc. (a)	8,650	7,872
	Progenics Pharmaceuticals, Inc. (a)	11,300	116,503
	Protalix BioTherapeutics, Inc. (a)	4,560	8,390
	RTI Biologics, Inc. (a)	22,200	61,272
	Repligen Corp. (a)	12,800	48,384
	Rexahn Pharmaceuticals, Inc. (a)	12,400	11,036
	Rigel Pharmaceuticals, Inc. (a)	15,570	124,560
	Sangamo Biosciences, Inc. (a)(b)	16,200	56,376
	Savient Pharmaceuticals, Inc. (a)	23,128	133,911
	Seattle Genetics, Inc. (a)	25,000	223,500
	Sequenom, Inc. (a)	25,500	505,920
	Sucampo Pharmaceuticals, Inc. Class A (a)	4,200	24,150
	Synta Pharmaceuticals Corp. (a)	6,900	42,228
	Targacept, Inc. (a)	7,500	26,700
	VNUS Medical Technologies, Inc. (a)	5,600	90,832
	ViroPharma, Inc. (a)	33,100	430,962
	XOMA Ltd. (a)	54,500	33,790
	ZymoGenetics, Inc. (a)	15,400	46,200

			12,352,920

Building Materials - 0.6%	Ameron International Corp.	3,900	245,388
	LSI Industries, Inc.	7,712	52,981
	NCI Building Systems, Inc. (a)	8,368	136,398
	Quanex Building Products Corp.	15,310	143,455
	Simpson Manufacturing Co., Inc.	15,332	425,616
	Texas Industries, Inc. (b)	9,805	338,273
	Trex Co., Inc. (a)(b)	6,509	107,138
	Watsco, Inc.	9,865	378,816
	Zoltek Cos., Inc. (a)(b)	11,800	106,082

			1,934,147

Building: Cement - 0.0%	U.S. Concrete, Inc. (a)	16,200	54,432

Building: Heating & Plumbing - 0.1%	Aaon, Inc.	5,750	120,060
	Interline Brands, Inc. (a)	13,400	142,442

			262,502

Building: Miscellaneous - 0.2%	Builders FirstSource, Inc. (a)(b)	6,600	10,098
	Comfort Systems USA, Inc.	16,900	180,154
	Drew Industries, Inc. (a)	8,100	97,200
	Griffon Corp. (a)	18,555	173,118
	Orion Marine Group, Inc. (a)	8,900	85,974

			546,544

Building: Roofing & Wallboard - 0.1%	Beacon Roofing Supply, Inc. (a)(b)	18,650	258,862
	China Architectural Engineering, Inc. (a)	7,700	18,942

			277,804

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Cable Television Services - 0.1%	Charter Communications, Inc. Class A (a)	168,400	$13,775
	Crown Media Holdings, Inc. Class A (a)	4,498	12,819
	Mediacom Communications Corp. Class A (a)	16,300	70,090
	TiVo, Inc. (a)	42,994	307,837

			404,521

Casinos & Gambling - 0.5%	Ameristar Casinos, Inc.	10,500	90,720
	Bally Technologies, Inc. (a)(c)	23,000	552,690
	Churchill Downs, Inc.	3,932	158,931
	Dover Downs Gaming & Entertainment, Inc.	5,805	18,460
	Elixir Gaming Technologies, Inc. (a)(b)	38,000	4,940
	Isle of Capri Casinos, Inc. (a)(b)	6,475	20,720
	Monarch Casino & Resort, Inc. (a)	5,200	60,580
	Pinnacle Entertainment, Inc. (a)	24,794	190,418
	Riviera Holdings Corp. (a)	4,100	12,300
	Shuffle Master, Inc. (a)	20,000	99,200
	WMS Industries, Inc. (a)	18,418	495,444

			1,704,403

Chemicals - 1.3%	Aceto Corp.	10,100	101,101
	American Vanguard Corp.	7,533	88,136
	Arch Chemicals, Inc. (c)	10,256	267,374
	Balchem Corp.	7,500	186,825
	Cabot Microelectronics Corp. (a)	9,900	258,093
	Calgon Carbon Corp. (a)	22,801	350,223
	Cambrex Corp. (a)	12,685	58,605
	China BAK Battery, Inc. (a)	12,500	20,250
	EnerSys (a)	11,700	128,700
	Energy Conversion Devices, Inc. (a)(b)	18,964	478,082
	Exide Technologies (a)	31,100	164,519
	ICO Inc. (a)	11,400	36,024
	Innophos Holdings, Inc.	4,500	89,145
	Innospec, Inc.	9,700	57,133
	LSB Industries, Inc. (a)	7,600	63,232
	Landec Corp. (a)	9,300	61,194
	Medis Technologies Ltd. (a)(b)	10,641	4,788
	NL Industries, Inc.	2,834	37,976
	NewMarket Corp.	5,600	195,496
	OM Group, Inc. (a)	12,900	272,319
	Penford Corp.	3,800	38,456
	PolyOne Corp. (a)	38,567	121,486
	Polypore International, Inc. (a)	6,600	49,896
	Quaker Chemical Corp.	4,700	77,315
	Rockwood Holdings, Inc. (a)	17,200	185,760
	Schulman A, Inc.	11,506	195,602
	ShengdaTech, Inc. (a)(b)	12,300	43,296
	Solutia, Inc. (a)	37,700	169,650
	Stepan Co.	2,655	124,758

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ultralife Batteries, Inc. (a)	5,400	$72,414
	Valence Technology, Inc. (a)(b)	20,800	37,856
	W.R. Grace & Co. (a)	29,800	177,906
	Westlake Chemical Corp.	7,900	128,691
	Zep, Inc.	8,880	171,473

			4,513,774

Coal - 0.1%	International Coal Group, Inc. (a)(b)	52,500	120,750
	James River Coal Co. (a)	11,600	177,828
	National Coal Corp. (a)(b)	12,200	15,494
	Westmoreland Coal Co. (a)	3,900	43,290

			357,362

Commercial Information Services - 0.1%	Arbitron, Inc.	11,658	154,818
	HSW International, Inc. (a)	11,600	4,408
	infoGROUP, Inc.	12,261	58,117
	LECG Corp. (a)	10,600	71,126
	LoopNet, Inc. (a)	12,500	85,250

			373,719

Communications & Media - 0.0%	Entravision Communications Corp. Class A (a)	24,500	38,220
	Knology, Inc. (a)	11,700	60,372

			98,592

Communications Technology - 2.5%	3Com Corp. (a)	166,500	379,620
	Acme Packet, Inc. (a)	11,200	58,912
	Adtran, Inc.	23,600	351,168
	Anaren, Inc. (a)	6,322	75,548
	Anixter International, Inc. (a)	12,472	375,657
	Aruba Networks, Inc. (a)	21,600	55,080
	Atheros Communications, Inc. (a)	25,000	357,750
	Avanex Corp. (a)	5,320	5,586
	Avocent Corp. (a)	18,850	337,603
	Bel Fuse, Inc.	4,859	103,011
	BigBand Networks, Inc. (a)	14,200	78,384
	Black Box Corp.	7,188	187,751
	CPI International, Inc. (a)	3,700	32,042
	CSG Systems International, Inc. (a)	14,800	258,556
	Cbeyond Communications, Inc. (a)	10,200	162,996
	Cogent Communications Group, Inc. (a)(b)	19,700	128,641
	Cogo Group, Inc. (a)	11,200	54,432
	Comtech Telecommunications Corp. (a)	10,225	468,510
	Digi International, Inc. (a)	10,600	85,966
	EMS Technologies, Inc. (a)	6,400	165,568
	Echelon Corp. (a)	12,213	99,536
	Entrust, Inc. (a)	25,200	39,816
	Extreme Networks, Inc. (a)	41,100	96,174
	Finisar Corp. (a)	163,819	62,251
	GeoEye, Inc. (a)	7,700	148,071
	Globecomm Systems Inc. (a)	8,300	45,567

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Harmonic, Inc. (a)	39,396	$221,012
	Harris Stratex Networks, Inc. Class A (a)	10,250	52,890
	Hughes Communications, Inc. (a)	3,000	47,820
	Infinera Corp. (a)(b)	38,300	343,168
	InterDigital, Inc. (a)	19,100	525,250
	Ixia (a)	17,329	100,162
	j2 Global Communications, Inc. (a)	18,300	366,732
	Loral Space & Communications Ltd. (a)	4,400	63,932
	NETGEAR, Inc. (a)	14,900	170,009
	Nextwave Wireless, Inc. (a)	19,900	1,791
	Novatel Wireless, Inc. (a)	13,900	64,496
	Oplink Communications, Inc. (a)	8,602	73,977
	SeaChange International, Inc. (a)	13,200	95,172
	Shoretel, Inc. (a)	17,900	80,371
	Sonus Networks, Inc. (a)	84,100	132,878
	Standard Microsystems Corp. (a)	9,310	152,125
	Starent Networks Corp. (a)	12,300	146,739
	Switch and Data Facilities Co., Inc. (a)	8,900	65,771
	Sycamore Networks, Inc. (a)	78,900	212,241
	Syniverse Holdings, Inc. (a)	21,500	256,710
	TIBCO Software, Inc. (a)	78,400	406,896
	Tekelec (a)	27,300	364,182
	Terremark Worldwide, Inc. (a)	21,830	84,919
	UTStarcom, Inc. (a)	45,600	84,360
	Viasat, Inc. (a)	10,501	252,864
	Vonage Holdings Corp. (a)(b)	24,300	16,038

			8,596,701

Computer Services Software & Systems - 5.1%	3PAR, Inc. (a)	11,200	85,456
	ACI Worldwide, Inc. (a)	14,485	230,311
	Actuate Corp. (a)	25,000	74,000
	Acxiom Corp.	25,200	204,372
	American Reprographics Co. (a)	15,000	103,500
	American Software Class A	11,600	54,520
	ArcSight, Inc. (a)	1,600	12,816
	Ariba, Inc. (a)	35,280	254,369
	Art Technology Group, Inc. (a)	53,100	102,483
	AsiaInfo Holdings, Inc. (a)	14,400	170,496
	Blackbaud, Inc.	18,426	248,751
	Blackboard, Inc. (a)	13,000	340,990
	Blue Coat Systems, Inc. (a)	14,200	119,280
	Bottomline Technologies, Inc. (a)	9,100	64,610
	CACI International, Inc. Class A (a)(c)	12,700	572,643
	COMSYS IT Partners, Inc. (a)	6,000	13,440
	Callidus Software Inc. (a)	13,400	40,066
	China Fire & Security Group, Inc. (a)	5,800	39,498
	China Information Security Technology, Inc. (a)	9,500	34,200

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Chordiant Software, Inc. (a)	12,440	$33,090
	Ciber, Inc. (a)	22,102	106,311
	ComScore, Inc. (a)	7,400	94,350
	CommVault Systems, Inc. (a)	18,100	242,721
	Compellent Technologies, Inc. (a)	5,800	56,434
	Comverge, Inc. (a)	9,600	47,040
	Concur Technologies, Inc. (a)	18,100	594,042
	Constant Contact, Inc. (a)(b)	8,400	111,300
	DealerTrack Holdings, Inc. (a)	17,300	205,697
	Delrek, Inc. (a)	4,100	19,024
	DemandTec, Inc. (a)	8,100	65,367
	Digimarc Corp. (a)	2,657	26,623
	Digital River, Inc. (a)	15,600	386,880
	DivX, Inc. (a)	11,000	57,530
	Double-Take Software, Inc. (a)	7,500	67,275
	EPIQ Systems, Inc. (a)	14,617	244,250
	Ebix, Inc. (a)	2,600	62,140
	Electronics for Imaging, Inc. (a)	21,939	209,737
	Ener1, Inc. (a)(b)	15,700	112,255
	Epicor Software Corp. (a)	24,500	117,600
	Gartner, Inc. Class A (a)	24,579	438,244
	Guidance Software, Inc. (a)	3,800	15,504
	The Hackett Group, Inc. (a)	17,000	49,640
	i2 Technologies, Inc. (a)	6,500	41,535
	iGate Corp. (a)	8,000	52,080
	Informatica Corp. (a)	37,000	508,010
	Integral Systems, Inc. (a)	7,282	87,748
	Interactive Intelligence, Inc. (a)	5,700	36,537
	Internet Brands, Inc. Class A (a)	9,200	53,544
	Internet Capital Group, Inc. (a)	16,700	91,015
	Interwoven, Inc. (a)	19,225	242,235
	JDA Software Group, Inc. (a)	10,608	139,283
	Kenexa Corp. (a)	9,800	78,204
	Keynote Systems, Inc. (a)	5,700	43,947
	Lawson Software, Inc. (a)	51,100	242,214
	Limelight Networks, Inc. (a)	9,200	22,540
	MSC.Software Corp. (a)	18,600	124,248
	Macrovision Solutions Corp. (a)	34,708	439,056
	Magma Design Automation, Inc. (a)	19,200	19,584
	Manhattan Associates, Inc. (a)	10,539	166,622
	Mantech International Corp. Class A (a)	8,600	466,034
	Mentor Graphics Corp. (a)	37,500	193,875
	Mercadolibre, Inc. (a)(b)	10,800	177,228
	Mercury Computer Systems, Inc. (a)	9,356	59,036
	MicroStrategy, Inc. Class A (a)	3,800	141,094
	Micros Systems, Inc. (a)	33,996	554,815

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Moduslink Global Solutions, Inc. (a)	20,280	$58,609
	Monotype Imaging Holdings, Inc. (a)	6,200	35,960
	Ness Technologies, Inc. (a)	16,200	69,336
	NetScout Systems, Inc. (a)	12,200	105,164
	NetSuite, Inc. (a)	2,500	21,100
	Netezza Corp. (a)	16,300	108,232
	Omniture, Inc. (a)	26,202	278,789
	OpenTV Corp. (a)	41,200	50,676
	Opnet Technologies, Inc. (a)	5,400	53,244
	PC-Tel, Inc.	8,600	56,502
	PROS Holdings, Inc. (a)	5,300	30,475
	Parametric Technology Corp. (a)	48,360	611,754
	Pegasystems, Inc.	5,200	64,272
	Progress Software Corp. (a)	17,108	329,500
	QAD, Inc.	3,400	14,246
	Quest Software, Inc. (a)	30,500	383,995
	Rackspace Hosting, Inc. (a)	5,700	30,666
	RealNetworks, Inc. (a)	37,400	132,022
	RightNow Technologies, Inc. (a)	11,500	88,895
	SAVVIS, Inc. (a)	15,480	106,657
	SPSS, Inc. (a)	7,589	204,599
	SRA International, Inc. Class A (a)	17,600	303,600
	SYKES Enterprises, Inc. (a)	13,961	266,934
	SYNNEX Corp. (a)	7,200	81,576
	Sapient Corp. (a)	36,292	161,136
	Sigma Designs, Inc. (a)(b)	11,400	108,300
	Smith Micro Software, Inc. (a)	12,600	70,056
	Solera Holdings, Inc. (a)	21,700	522,970
	SonicWALL, Inc. (a)	23,741	94,489
	Sourcefire, Inc. (a)	8,700	48,720
	Stanley, Inc. (a)	3,600	130,392
	SuccessFactors, Inc. (a)	9,400	53,956
	SupportSoft, Inc. (a)	19,000	42,370
	Sybase, Inc. (a)	33,300	824,841
	Synchronoss Technologies, Inc. (a)	9,100	97,006
	Syntel, Inc.	5,283	122,143
	Taleo Corp. Class A (a)	11,000	86,130
	TechTarget, Inc. (a)	5,700	24,624
	TeleCommunication Systems, Inc. Class A (a)	14,400	123,696
	Tyler Technologies, Inc. (a)	16,200	194,076
	Ultimate Software Group, Inc. (a)	10,400	151,840
	Unica Corp. (a)	4,600	25,208
	VASCO Data Security International, Inc. (a)	11,100	114,663
	VeriFone Holdings, Inc. (a)	28,900	141,610
	Vignette Corp. (a)	10,580	99,558
	Virtusa Corp. (a)	3,600	20,304

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Web.Com Group, Inc. (a)	11,400	$41,724
	Websense, Inc. (a)	19,102	285,957
	Wind River Systems, Inc. (a)	29,300	264,579
	Zoran Corp. (a)	21,408	146,217

			17,592,707

Computer Technology - 0.9%	Adaptec, Inc. (a)	49,900	164,670
	Advanced Analogic Technologies, Inc. (a)	18,900	57,078
	Cray, Inc. (a)	15,300	31,824
	Data Domain, Inc. (a)(b)	14,000	263,200
	Emulex Corp. (a)	34,300	239,414
	FalconStor Software, Inc. (a)	15,809	43,949
	Hutchinson Technology, Inc. (a)	10,717	37,295
	Imation Corp.	11,700	158,769
	Immersion Corp. (a)	13,200	77,748
	Intermec, Inc. (a)	25,409	337,432
	Isilon Systems, Inc. (a)	11,400	37,506
	NCI, Inc. Class A (a)	2,800	84,364
	Palm, Inc. (a)(b)	45,688	140,262
	Perot Systems Corp. Class A (a)	35,700	488,019
	Phoenix Technologies Ltd. (a)	11,400	39,900
	Quantum Corp. (a)	84,800	30,528
	Rackable Systems, Inc. (a)(b)	13,100	51,614
	Radiant Systems, Inc. (a)	11,400	38,418
	Radisys Corp. (a)	9,742	53,873
	Rimage Corp. (a)	4,600	61,686
	Riverbed Technology, Inc. (a)	23,700	269,943
	STEC, Inc. (a)	13,200	56,232
	Safeguard Scientifics, Inc. (a)	45,100	31,119
	Stratasys, Inc. (a)	8,900	95,675
	Synaptics, Inc. (a)(b)	14,400	238,464
	Trident Microsystems, Inc. (a)	26,900	50,841

			3,179,823

Construction - 0.6%	Brookfield Homes Corp.	3,851	16,636
	EMCOR Group, Inc. (a)	28,472	638,627
	Granite Construction, Inc.	13,871	609,353
	Great Lakes Dredge & Dock Corp.	16,400	68,060
	Perini Corp. (a)	21,100	493,318
	Sterling Construction Co., Inc. (a)	5,000	92,700

			1,918,694

Consumer Electronics - 0.5%	DTS, Inc. (a)	7,600	139,460
	EarthLink, Inc. (a)	46,000	310,960
	InfoSpace, Inc.	14,200	107,210
	Internap Network Services Corp. (a)	20,790	51,975
	Midway Games, Inc. (a)(b)	7,774	1,477
	NIC, Inc.	16,500	75,900
	NetFlix, Inc. (a)(b)	17,000	508,130

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ParkerVision, Inc. (a)(b)	9,500	$23,465
	Protection One, Inc. (a)	1,200	5,736
	THQ, Inc. (a)	27,937	117,056
	Take-Two Interactive Software, Inc. (a)	32,100	242,676
	United Online, Inc.	32,128	195,017
	Universal Electronics, Inc. (a)	6,086	98,715

			1,877,777

Consumer Products - 0.5%	American Greetings Corp. Class A	19,800	149,886
	Blyth, Inc.	10,100	79,184
	CSS Industries, Inc.	3,191	56,608
	Citi Trends, Inc. (a)	6,100	89,792
	Mannatech, Inc. (b)	7,600	18,620
	Matthews International Corp. Class A	12,873	472,182
	Nautilus, Inc. (a)	9,363	20,692
	RC2 Corp. (a)	7,513	80,164
	Smith & Wesson Holding Corp. (a)	17,000	38,590
	Tupperware Corp.	25,974	589,610
	USANA Health Sciences, Inc. (a)(b)	3,000	102,720

			1,698,048

Containers & Packaging: Metals & Glass - 0.2%	Bway Holding Co. (a)	3,500	27,860
	Mobile Mini, Inc. (a)	14,342	206,812
	Silgan Holdings, Inc.	10,400	497,224

			731,896

Containers & Packaging: Paper & Plastic - 0.1%	AEP Industries, Inc. (a)	2,500	43,950
	Graphic Packaging Holding Co. (a)	59,600	67,944
	Myers Industries, Inc.	11,652	93,216

			205,110

Cosmetics - 0.2%	Elizabeth Arden, Inc. (a)	10,293	129,795
	Helen of Troy Ltd. (a)	12,500	217,000
	Inter Parfums, Inc.	5,850	44,928
	Nu Skin Enterprises, Inc. Class A	20,426	213,043
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,400	69,552

			674,318

Diversified Financial Services - 0.7%	BGC Partners, Inc.	12,023	33,183
	Broadpoint Securities Group, Inc. (a)	9,100	27,027
	Cardtronics, Inc. (a)	3,800	4,902
	China Direct, Inc. (a)	2,600	3,770
	Doral Financial Corp. (a)	2,200	16,500
	Duff & Phelps Corp. (a)	4,600	87,952
	Euronet Worldwide, Inc. (a)	19,950	231,620
	Evercore Partners, Inc. Class A	4,400	54,956
	F.N.B. Corp.	36,097	476,480
	FCStone Group, Inc. (a)	10,300	45,629
	Greenhill & Co., Inc. (b)	7,300	509,321
	Huron Consulting Group, Inc. (a)	8,700	498,249
	Interactive Brokers Group, Inc. Class A (a)	17,100	305,919

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Oritani Financial Corp. (a)	4,900	$82,565

			2,378,073

Diversified Materials & Processing - 1.0%	Acuity Brands, Inc. (c)	17,060	595,565
	Barnes Group, Inc.	19,714	285,853
	Brady Corp.	20,994	502,806
	Clarcor, Inc.	20,810	690,476
	Hexcel Corp. (a)	39,662	293,102
	Koppers Holdings, Inc.	8,600	185,932
	Olin Corp.	31,314	566,157
	Tredegar Corp.	9,945	180,800

			3,300,691

Drug & Grocery Store Chains - 0.7%	Arden Group, Inc. Class A	432	54,432
	Casey’s General Stores, Inc.	21,407	487,437
	The Great Atlantic & Pacific Tea Co., Inc. (a)	15,127	94,846
	Ingles Markets, Inc. Class A	5,164	90,835
	Nash Finch Co.	5,377	241,374
	Ruddick Corp.	17,369	480,253
	Spartan Stores, Inc.	9,300	216,225
	Susser Holdings Corp. (a)	3,200	42,528
	Village Super Market, Inc. Class A	1,100	63,129
	Weis Markets, Inc.	4,600	154,698
	Winn-Dixie Stores, Inc. (a)	22,300	359,030

			2,284,787

Drugs & Pharmaceuticals - 2.7%	Acura Pharmaceuticals, Inc. (a)	3,400	24,956
	Adolor Corp. (a)	19,900	33,034
	Affymax, Inc. (a)	4,300	42,957
	Akorn, Inc. (a)	23,300	53,590
	Alexza Pharmaceuticals, Inc. (a)	9,700	30,749
	Alkermes, Inc. (a)	40,200	428,130
	Ardea Biosciences, Inc. (a)	4,500	53,865
	Auxilium Pharmaceuticals, Inc. (a)(b)	17,300	492,012
	BMP Sunstone Corp. (a)(b)	9,600	53,472
	BioForm Medical, Inc. (a)	9,000	8,190
	CV Therapeutics, Inc. (a)	25,700	236,697
	Cadence Pharmaceuticals, Inc. (a)	8,400	60,732
	Caraco Pharmaceutical Laboratories Ltd. (a)	3,700	21,904
	Chattem, Inc. (a)(b)	7,200	515,016
	China Sky One Medical, Inc. (a)(b)	3,200	51,168
	Columbia Laboratories, Inc. (a)	19,300	24,511
	Dendreon Corp. (a)(b)	39,500	180,910
	Depomed, Inc. (a)	20,200	33,330
	Durect Corp. (a)	31,300	106,107
	Emergent Biosolutions, Inc. (a)	5,800	151,438
	Enzo Biochem, Inc. (a)	13,295	65,013
	GTx, Inc. (a)(b)	7,700	129,668

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ImmunoGen, Inc. (a)	18,800	$80,652
	Indevus Pharmaceuticals, Inc. (a)	28,900	90,746
	Inspire Pharmaceuticals, Inc. (a)	17,300	62,280
	Isis Pharmaceuticals, Inc. (a)(b)	37,889	537,266
	Javelin Pharmaceuticals, Inc. (a)	20,200	25,250
	Jazz Pharmaceuticals, Inc. (a)(b)	3,100	5,983
	K-V Pharmaceutical Co. Class A (a)	13,100	37,728
	Ligand Pharmaceuticals, Inc. Class B (a)	42,800	117,272
	MAP Pharmaceuticals, Inc. (a)	2,200	15,356
	Medarex, Inc. (a)	53,800	300,204
	Medicines Co. (a)	21,727	320,039
	Medicis Pharmaceutical Corp. Class A	23,800	330,820
	MiddleBrook Pharmaceuticals, Inc. (a)(b)	14,700	22,050
	Molecular Insight Pharmaceuticals, Inc. (a)	7,700	33,110
	Nektar Therapeutics (a)	39,300	218,508
	Novavax, Inc. (a)	21,400	40,446
	Noven Pharmaceuticals, Inc. (a)	10,531	115,841
	Obagi Medical Products, Inc. (a)	7,300	54,458
	Onyx Pharmaceuticals, Inc. (a)	23,320	796,611
	Optimer Pharmaceuticals, Inc. (a)(b)	11,000	133,210
	Pain Therapeutics, Inc. (a)	14,600	86,432
	Par Pharmaceutical Cos., Inc. (a)	14,600	195,786
	Pharmasset, Inc. (a)	7,100	93,081
	Pozen, Inc. (a)	11,100	55,944
	Questcor Pharmaceuticals, Inc. (a)	22,100	205,751
	Quidel Corp. (a)	12,000	156,840
	Regeneron Pharmaceuticals, Inc. (a)	25,619	470,365
	Salix Pharmaceuticals Ltd. (a)	20,300	179,249
	Theravance, Inc. (a)	21,800	270,102
	United Therapeutics Corp. (a)	9,446	590,847
	Valeant Pharmaceuticals International (a)(b)	26,700	611,430
	Vivus, Inc. (a)	29,400	156,408
	Xenoport, Inc. (a)	10,600	265,848

			9,473,362

Education Services - 0.5%	American Public Education, Inc. (a)	4,700	174,793
	Capella Education Co. (a)	6,000	352,560
	Corinthian Colleges, Inc. (a)	35,800	586,046
	Grand Canyon Education, Inc. (a)	3,400	63,852
	K12, Inc. (a)	2,300	43,125
	Learning Tree International, Inc. (a)	3,700	31,524
	Lincoln Educational Services Corp. (a)	900	11,925
	The Princeton Review, Inc. (a)	5,500	27,115
	Renaissance Learning, Inc.	3,049	27,411
	Thinkorswim Group, Inc. (a)	21,540	121,055
	Universal Technical Institute, Inc. (a)	9,100	156,247

			1,595,653

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electrical & Electronics - 0.4%	Benchmark Electronics, Inc. (a)	27,629	$352,822
	Coleman Cable, Inc. (a)	3,800	17,214
	OSI Systems, Inc. (a)	6,500	90,025
	Plexus Corp. (a)	16,998	288,116
	Power Integrations, Inc.	12,900	256,452
	TTM Technologies, Inc. (a)	18,100	94,301
	Universal Display Corp. (a)	12,307	116,301

			1,215,231

Electrical Equipment & Components - 0.9%	A.O. Smith Corp.	8,281	244,455
	AZZ Inc. (a)(c)	5,200	130,520
	American Superconductor Corp. (a)(b)	17,700	288,687
	Axsys Technologies, Inc. (a)	3,700	202,982
	Baldor Electric Co.	19,001	339,168
	Beacon Power Corp. (a)(b)	36,500	19,345
	CTS Corp.	13,868	76,413
	Cohu, Inc.	9,518	115,644
	Franklin Electric Co., Inc.	9,460	265,921
	Fushi Copperweld, Inc. (a)	6,000	31,620
	GrafTech International Ltd. (a)	50,144	417,198
	Littelfuse, Inc. (a)	8,960	148,736
	MKS Instruments, Inc. (a)	20,600	304,674
	Orion Energy Systems, Inc. (a)	2,600	14,066
	Powell Industries, Inc. (a)	3,231	93,764
	Power-One, Inc. (a)	35,400	42,126
	Sonic Solutions, Inc. (a)	9,200	16,192
	Taser International, Inc. (a)	26,600	140,448
	Technitrol, Inc.	16,861	58,676
	Triumph Group, Inc.	6,779	287,836

			3,238,471

Electrical: Household Appliance - 0.1%	National Presto Industries, Inc.	1,950	150,150
	Rex Stores Corp. (a)	4,400	35,508

			185,658

Electronics - 0.4%	Agilysys, Inc.	9,863	42,312
	Avid Technology, Inc. (a)	12,700	138,557
	Daktronics, Inc.	13,498	126,341
	II-VI, Inc. (a)	10,072	192,274
	Kopin Corp. (a)	28,400	57,936
	MRV Communications, Inc. (a)	60,666	46,713
	Methode Electronics, Inc.	15,680	105,683
	Multi-Fineline Electronix, Inc. (a)	3,600	42,084
	Newport Corp. (a)	14,835	100,581
	Park Electrochemical Corp.	8,449	160,193
	Sanmina-SCI Corp. (a)	219,200	103,024
	Semtech Corp. (a)	26,100	294,147
	Supertex, Inc. (a)	4,767	114,456

			1,524,301

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electronics: Instruments, Gauges & Meters - 0.1%	Faro Technologies, Inc. (a)	7,100	$119,706
	Measurement Specialties, Inc. (a)	6,000	41,700
	OYO Geospace Corp. (a)	1,700	29,699
	Zygo Corp. (a)	6,300	43,533

			234,638

Electronics: Medical Systems - 1.1%	Accuray, Inc. (a)	14,900	76,884
	Affymetrix, Inc. (a)	29,500	88,205
	Analogic Corp.	5,572	152,004
	Bruker BioSciences Corp. (a)	20,887	84,383
	Cynosure, Inc. Class A (a)	4,300	39,259
	Datascope Corp.	5,470	285,753
	eResearch Technology, Inc. (a)	18,450	122,324
	Greatbatch, Inc. (a)	9,700	256,662
	Haemonetics Corp. (a)	10,772	608,618
	Luminex Corp. (a)	16,751	357,801
	Masimo Corp. (a)	19,300	575,719
	Natus Medical, Inc. (a)	11,600	150,220
	NxStage Medical, Inc. (a)	9,700	25,899
	Quality Systems, Inc. (b)	7,400	322,788
	Sirona Dental Systems, Inc. (a)	7,000	73,500
	Somanetics Corp. (a)	5,200	85,852
	Tomotherapy, Inc. (a)	17,700	42,126
	Varian, Inc. (a)	11,935	399,942
	Zoll Medical Corp. (a)	8,922	168,537

			3,916,476

Electronics: Other - 0.0%	ICx Technologies, Inc. (a)	5,700	45,087

Electronics: Semi- Conductors/Components - 1.4%	Actel Corp. (a)	10,816	126,764
	Advanced Battery Technologies, Inc. (a)	17,400	46,284
	Amkor Technology, Inc. (a)	45,000	98,100
	Anadigics, Inc. (a)	27,100	40,108
	Applied Micro Circuits Corp. (a)	27,800	109,254
	AuthenTec, Inc. (a)	11,800	19,706
	Bookham, Inc. (a)	41,500	18,675
	Cavium Networks, Inc. (a)(b)	12,800	134,528
	Ceva, Inc. (a)	8,300	58,100
	Cirrus Logic, Inc. (a)	27,500	73,700
	DSP Group, Inc. (a)	10,083	80,866
	Diodes, Inc. (a)	12,512	75,823
	Entropic Communications, Inc. (a)	700	350
	Exar Corp. (a)	15,427	102,898
	Formfactor, Inc. (a)	20,200	294,920
	Hittite Microwave Corp. (a)	8,300	244,518
	IPG Photonics Corp. (a)	7,900	104,122
	IXYS Corp.	9,993	82,542
	Lattice Semiconductor Corp. (a)	49,200	74,292
	MIPS Technologies, Inc. (a)	18,200	20,202

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Micrel, Inc.	20,500	$149,855
	Microsemi Corp. (a)	33,190	419,522
	Microtune, Inc. (a)	21,100	43,044
	Monolithic Power Systems, Inc. (a)	11,100	139,971
	NVE Corp. (a)	2,000	52,260
	Netlogic Microsystems, Inc. (a)	7,300	160,673
	Omnivision Technologies, Inc. (a)	21,500	112,875
	PLX Technology, Inc. (a)	11,600	19,952
	PMC-Sierra, Inc. (a)	91,600	445,176
	Pericom Semiconductor Corp. (a)	9,093	49,830
	RF Micro Devices, Inc. (a)	110,384	86,100
	Rubicon Technology, Inc. (a)	5,500	23,430
	SiRF Technology Holdings, Inc. (a)	25,100	32,128
	Silicon Image, Inc. (a)	31,176	130,939
	Silicon Storage Technology, Inc. (a)	34,458	78,909
	Skyworks Solutions, Inc. (a)	68,633	380,227
	Spansion LLC Class A (a)	52,600	9,957
	Techwell, Inc. (a)	6,300	40,950
	Tessera Technologies, Inc. (a)	20,000	237,600
	Transmeta Corp. (a)	5,200	94,640
	TriQuint Semiconductor, Inc. (a)	59,436	204,460
	Volterra Semiconductor Corp. (a)	10,800	77,220

			4,795,470

Electronics: Technology - 0.5%	3D Systems Corp. (a)	7,400	58,756
	American Science & Engineering, Inc.	3,800	281,048
	Checkpoint Systems, Inc. (a)	16,423	161,602
	China Security & Surveillance Technology, Inc. (a)(b)	11,100	49,173
	Cogent, Inc. (a)	17,400	236,118
	Coherent, Inc. (a)	9,800	210,308
	Cubic Corp.	6,452	175,494
	Gerber Scientific, Inc. (a)	9,800	50,078
	Herley Industries, Inc. (a)	5,600	68,768
	ION Geophysical Corp. (a)	37,946	130,155
	Kemet Corp. (a)	34,600	9,342
	LaBarge, Inc. (a)	5,000	71,750
	Maxwell Technologies, Inc. (a)	7,500	38,025
	ScanSource, Inc. (a)	10,900	210,043
	Smart Modular Technologies WWH, Inc. (a)	18,200	28,028
	Super Micro Computer, Inc. (a)	9,100	57,603

			1,836,291

Energy Equipment - 0.0%	Capstone Turbine Corp. (a)	62,600	52,584
	GT Solar International, Inc. (a)	10,900	31,501
	Plug Power, Inc. (a)	33,000	33,660
	PowerSecure International, Inc. (a)	7,000	23,030

			140,775

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Energy Miscellaneous - 0.7%	Akeena Solar, Inc. (a)(b)	8,600	$14,792
	Alon USA Energy, Inc. (b)	4,500	41,175
	Approach Resources, Inc. (a)	3,500	25,585
	Aventine Renewable Energy Holdings, Inc. (a)	12,140	7,891
	CVR Energy, Inc. (a)	9,500	38,000
	Clean Energy Fuels Corp. (a)(b)	10,700	64,628
	Concho Resources, Inc. (a)	22,700	518,014
	Crosstex Energy, Inc. (b)	16,600	64,740
	Dawson Geophysical Co. (a)	3,400	60,554
	EnerNOC, Inc. (a)	4,400	32,736
	Evergreen Energy, Inc. (a)(b)	36,900	10,701
	Evergreen Solar, Inc. (a)(b)	60,500	192,995
	FuelCell Energy, Inc. (a)(b)	29,426	114,173
	GeoMet, Inc. (a)	6,300	10,836
	GreenHunter Energy, Inc. (a)(b)	1,800	8,856
	Matrix Service Co. (a)	10,700	82,069
	Ormat Technologies, Inc.	7,400	235,838
	Pacific Ethanol, Inc. (a)	17,300	7,612
	Penn Virginia Corp.	17,416	452,468
	Rentech, Inc. (a)(b)	68,400	46,512
	Teekay Tankers Ltd. Class A	5,900	74,930
	US Geothermal, Inc. (a)	25,500	21,165
	USEC, Inc. (a)(b)	45,959	206,356

			2,332,626

Engineering & Contracting Services - 0.4%	Clean Harbors, Inc. (a)	8,300	526,552
	Dycom Industries, Inc. (a)	16,902	138,934
	ENGlobal Corp. (a)	11,200	36,400
	Furmamite Corp. (a)	15,000	80,850
	Hill International, Inc. (a)	9,700	68,288
	Integrated Electrical Services, Inc. (a)	3,200	28,032
	Layne Christensen Co. (a)	8,100	194,481
	Michael Baker Corp. (a)	3,100	114,421
	VSE Corp.	1,700	66,691

			1,254,649

Entertainment - 0.2%	Cinemark Holdings, Inc.	12,200	90,646
	Dover Motorsports, Inc.	8,800	11,440
	Gaylord Entertainment Co. (a)(b)	16,855	182,708
	Live Nation, Inc. (a)	31,300	179,662
	Speedway Motorsports, Inc.	5,255	84,658

			549,114

Finance Companies - 0.1%	Credit Acceptance Corp. (a)	2,169	29,715
	MVC Capital, Inc.	10,000	109,700
	NewStar Financial, Inc. (a)	8,500	33,915
	Riskmetrics Group, Inc. (a)	8,900	132,521
	World Acceptance Corp. (a)	7,000	138,320

			444,171

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Finance: Small Loan - 0.1%	Advance America, Cash Advance Centers, Inc.	18,300	$34,587
	Dollar Financial Corp. (a)	10,400	107,120
	Encore Capital Group, Inc. (a)	5,700	41,040
	The First Marblehead Corp. (a)	28,500	36,765
	Nelnet, Inc. Class A	6,700	96,011

			315,523

Financial Data Processing Services & Systems - 0.7%	Advent Software, Inc. (a)(b)	7,100	141,787
	Cass Information Systems, Inc.	2,515	76,607
	CompuCredit Corp. (a)(b)	7,189	39,755
	CyberSource Corp. (a)	29,064	348,477
	Deluxe Corp.	21,300	318,648
	ExlService Holdings, Inc. (a)	5,900	50,563
	Fair Isaac Corp.	20,100	338,886
	Heartland Payment Systems, Inc. (b)	10,300	180,250
	Hypercom Corp. (a)	22,100	23,868
	Jack Henry & Associates, Inc.	31,300	607,533
	Online Resources Corp. (a)	11,900	56,406
	TNS, Inc. (a)	10,100	94,839
	TradeStation Group, Inc. (a)	13,300	85,785
	Wright Express Corp. (a)	16,000	201,600

			2,565,004

Financial Information Services - 0.2%	Bankrate, Inc. (a)(b)	5,400	205,200
	Interactive Data Corp.	15,100	372,366
	Move, Inc. (a)	52,900	84,640
	S1 Corp. (a)	20,422	161,130
	TheStreet.com, Inc.	7,500	21,750
	Value Line, Inc.	300	10,356

			855,442

Financial Miscellaneous - 0.7%	AMBAC Financial Group, Inc. (b)	121,500	157,950
	Advanta Corp. Class B	15,850	33,126
	Asset Acceptance Capital Corp. (a)(b)	6,200	31,682
	Cash America International, Inc.	12,319	336,925
	Federal Agricultural Mortgage Corp. Class B	4,500	15,750
	Financial Federal Corp.	10,800	251,316
	First Cash Financial Services, Inc. (a)	8,400	160,104
	Global Cash Access, Inc. (a)	16,600	36,852
	Harris & Harris Group, Inc. (a)	9,600	37,920
	Medallion Financial Corp.	6,100	46,543
	Portfolio Recovery Associates, Inc. (a)(b)	6,400	216,576
	Radian Group, Inc.	34,000	125,120
	Sanders Morris Harris Group, Inc.	6,700	40,133
	Sterling Bancorp	7,516	105,449
	Stewart Information Services Corp.	7,222	169,645
	Stifel Financial Corp. (a)	10,749	492,842
	WSFS Financial Corp.	2,591	124,342
	Waterstone Financial, Inc. (a)	2,700	9,045

			2,391,320

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Foods - 1.9%	American Dairy, Inc. (a)	2,300	$34,592
	B&G Foods, Inc. Class A	8,300	44,820
	Cal-Maine Foods, Inc. (b)	5,500	157,850
	Chiquita Brands International, Inc. (a)	18,300	270,474
	Diamond Foods, Inc.	6,800	137,020
	Flowers Foods, Inc.	32,476	791,115
	Fresh Del Monte Produce, Inc. (a)	17,300	387,866
	Hain Celestial Group, Inc. (a)	17,057	325,618
	J&J Snack Foods Corp.	5,800	208,104
	Lance, Inc.	11,400	261,516
	Lifeway Foods, Inc. (a)	1,900	17,062
	M&F Worldwide Corp. (a)	5,100	78,795
	Maui Land & Pineapple Co., Inc. (a)	1,963	26,363
	Omega Protein Corp. (a)	8,000	32,080
	Ralcorp Holdings, Inc. (a)	23,595	1,377,948
	Sanderson Farms, Inc.	8,550	295,488
	Schiff Nutrition International, Inc. (a)	5,700	34,029
	Seaboard Corp.	142	169,548
	Sensient Technologies Corp.	20,157	481,349
	Smart Balance, Inc. (a)	26,600	180,880
	Synutra International, Inc. (a)	4,300	47,386
	Tootsie Roll Industries, Inc. (b)	9,835	251,874
	TreeHouse Foods, Inc. (a)	13,200	359,568
	United Natural Foods, Inc. (a)	18,080	322,186
	Zhongpin, Inc. (a)	7,600	91,200

			6,384,731

Forest Products - 0.1%	Deltic Timber Corp.	4,309	197,137
	Louisiana-Pacific Corp.	42,700	66,612
	Universal Forest Products, Inc.	7,034	189,285

			453,034

Forms & Bulk Printing Services - 0.1%	Ennis, Inc.	10,600	128,366
	Innerworkings, Inc. (a)(b)	13,100	85,805
	The Standard Register Co.	6,145	54,875

			269,046

Funeral Parlors & Cemeteries - 0.0%	Stewart Enterprises, Inc. Class A	34,524	103,917

Glass - 0.0%	Apogee Enterprises, Inc.	12,300	127,428

Gold - 0.3%	Allied Nevada Gold Corp. (a)	18,600	94,116
	Coeur d’Alene Mines Corp. (a)(b)	227,500	200,200
	Royal Gold, Inc.	12,300	605,283

			899,599

Health Care Facilities - 0.5%	Assisted Living Concepts, Inc. (a)	22,700	94,205
	Capital Senior Living Corp. (a)	9,200	27,416
	Emeritus Corp. (a)	8,500	85,255
	The Ensign Group, Inc.	3,400	56,916
	Five Star Quality Care, Inc. (a)	16,300	24,939

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	IPC The Hospitalist Co., Inc. (a)	2,000	$33,660
	Kindred Healthcare, Inc. (a)	11,590	150,902
	MedCath Corp. (a)	6,600	68,904
	National Healthcare Corp.	3,500	177,240
	Psychiatric Solutions, Inc. (a)	23,300	648,905
	Res-Care, Inc. (a)	10,200	153,204
	Skilled Healthcare Group, Inc. Class A (a)	7,200	60,768
	Sun Healthcare Group, Inc. (a)	18,100	160,185
	Sunrise Senior Living, Inc. (a)	20,574	34,564

			1,777,063

Health Care Management Services - 1.3%	AMERIGROUP Corp. (a)	22,500	664,200
	Amsurg Corp. (a)	13,000	303,420
	athenahealth, Inc. (a)	8,700	327,294
	Catalyst Health Solutions, Inc. (a)	13,800	336,030
	Centene Corp. (a)	18,000	354,780
	Computer Programs & Systems, Inc.	4,000	107,200
	Corvel Corp. (a)	3,285	72,204
	Eclipsys Corp. (a)	21,931	311,201
	HMS Holdings Corp. (a)	10,500	330,960
	HealthSpring, Inc. (a)	20,800	415,376
	Inter Allscripts - Misys Healthcare Solutions, Inc.	59,941	594,615
	Molina Healthcare, Inc. (a)	6,000	105,660
	National Research Corp.	600	17,376
	Omnicell, Inc. (a)	13,600	166,056
	Phase Forward, Inc. (a)	17,700	221,604
	Triple-S Management Corp. (a)	5,500	63,250
	Vital Images, Inc. (a)	7,100	98,761

			4,489,987

Health Care Services - 0.8%	Alliance Imaging, Inc. (a)	10,500	83,685
	Amedisys, Inc. (a)	11,166	461,602
	Bio-Reference Labs, Inc. (a)	4,900	128,527
	CardioNet, Inc. (a)	1,900	46,835
	Emergency Medical Services Corp. (a)	4,000	146,440
	Gentiva Health Services, Inc. (a)	10,712	313,433
	HealthSouth Corp. (a)	36,800	403,328
	Healthcare Services Group, Inc.	17,737	282,550
	Healthways, Inc. (a)	14,900	171,052
	LHC Group, Inc. (a)	6,200	223,200
	Nighthawk Radiology Holdings, Inc. (a)	10,300	50,058
	Odyssey HealthCare, Inc. (a)	13,900	128,575
	PharMerica Corp. (a)	12,869	201,657
	Virtual Radiologic Corp. (a)	3,100	26,288

			2,667,230

Homebuilding - 0.2%	Beazer Homes USA, Inc. (a)(b)	17,000	26,860
	Hovnanian Enterprises, Inc. Class A (a)(b)	19,800	34,056
	M/I Homes, Inc.	6,100	64,294

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Meritage Homes Corp. (a)	13,100	$159,427
	Ryland Group, Inc.	17,900	316,293
	Standard-Pacific Corp. (a)	46,600	82,948

			683,878

Hotel/Motel - 0.1%	Lodgian, Inc. (a)	6,700	14,271
	Marcus Corp.	8,379	135,991
	Morgans Hotel Group Co. (a)	11,100	51,726

			201,988

Household Furnishings - 0.2%	American Woodmark Corp.	4,400	80,212
	Ethan Allen Interiors, Inc.	10,400	149,448
	Furniture Brands International, Inc.	17,600	38,896
	Haverty Furniture Cos., Inc.	7,736	72,177
	hhgregg, Inc. (a)	4,200	36,456
	Hooker Furniture Corp.	4,100	31,406
	La-Z-Boy, Inc.	21,200	46,004
	Libbey, Inc.	6,700	8,375
	Sealy Corp. (b)	17,900	44,929
	Tempur-Pedic International, Inc. (b)	31,600	224,044

			731,947

Identification Control & Filter Devices - 0.7%	Advanced Energy Industries, Inc. (a)	13,912	138,424
	Asyst Technologies, Inc. (a)	20,541	5,135
	Badger Meter, Inc.	6,200	179,924
	ESCO Technologies, Inc. (a)	10,932	447,665
	Energy Recovery, Inc. (a)	5,000	37,900
	Flanders Corp. (a)	6,600	30,954
	The Gorman-Rupp Co.	5,897	183,515
	L-1 Identity Solutions, Inc. (a)	28,628	192,953
	Mine Safety Appliances Co.	12,826	306,670
	PMFG, Inc. (a)	5,400	51,624
	Robbins & Myers, Inc.	11,624	187,960
	Sun Hydraulics, Inc.	4,950	93,258
	Veeco Instruments, Inc. (a)	13,727	87,029
	Vicor Corp.	7,996	52,854
	Watts Water Technologies, Inc. Class A	12,236	305,533

			2,301,398

Industrial Products - 0.0%	A.M. Castle & Co.	6,800	73,644
	TAL International Group, Inc.	6,000	84,600

			158,244

Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	22,600	158,200
	Citizens, Inc. (a)	15,400	149,380
	Delphi Financial Group, Inc. Class A	17,105	315,416
	Kansas City Life Insurance Co.	1,642	71,181
	Life Partners Holdings, Inc. (b)	2,500	109,100
	National Western Life Insurance Co. Class A	933	157,836
	The Phoenix Cos., Inc.	47,300	154,671
	Presidential Life Corp.	8,993	88,941

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Universal American Financial Corp. (a)	16,200	$142,884

			1,347,609

Insurance: Multi-Line - 1.1%	Assured Guaranty Ltd.	23,000	262,200
	CNA Surety Corp. (a)	6,386	122,611
	Crawford & Co. Class B (a)	10,009	145,531
	EMC Insurance Group, Inc.	2,200	56,430
	eHealth, Inc. (a)	10,600	140,768
	FBL Financial Group, Inc. Class A	5,325	82,271
	Flagstone Reinsurance Holdings Ltd.	12,400	121,148
	Horace Mann Educators Corp.	16,768	154,098
	Independence Holding Co.	1,440	5,198
	Maiden Holdings Ltd.	20,300	63,539
	Max Capital Group Ltd.	23,300	412,410
	Meadowbrook Insurance Group, Inc.	22,752	146,523
	Montpelier Re Holdings Ltd.	39,100	656,489
	Pico Holdings, Inc. (a)	6,697	178,006
	Platinum Underwriters Holdings Ltd.	20,600	743,248
	Primus Guaranty Ltd. (a)(b)	12,700	14,478
	Zenith National Insurance Corp.	15,355	484,757

			3,789,705

Insurance: Property-Casualty - 2.5%	AmTrust Financial Services, Inc.	6,500	75,400
	American Physicians Capital, Inc.	3,556	171,044
	American Safety Insurance Holdings Ltd. (a)	4,400	58,124
	Amerisafe, Inc. (a)	8,000	164,240
	Argo Group International Holdings Ltd. (a)	12,779	433,464
	Aspen Insurance Holdings Ltd.	35,800	868,150
	Baldwin & Lyons, Inc. Class B	3,432	62,428
	CastlePoint Holdings, Ltd.	13,800	187,128
	Donegal Group, Inc. Class A	4,544	76,203
	Employers Holdings, Inc.	20,380	336,270
	Enstar Group Ltd. (a)	2,200	130,108
	FPIC Insurance Group, Inc. (a)(b)	3,600	157,608
	First Acceptance Corp. (a)	3,777	10,953
	First Mercury Financial Corp. (a)	6,300	89,838
	Greenlight Capital Re Ltd. (a)	11,900	154,581
	Hallmark Financial Services, Inc. (a)	2,400	21,048
	Harleysville Group, Inc.	5,362	186,222
	IPC Holdings, Ltd.	19,800	592,020
	Infinity Property & Casualty Corp.	6,200	289,726
	NYMAGIC, Inc.	1,800	34,290
	National Interstate Corp.	2,500	44,675
	Navigators Group, Inc. (a)	5,600	307,496
	Odyssey Re Holdings Corp.	9,400	487,014
	PMA Capital Corp. Class A (a)	13,106	92,790
	The PMI Group, Inc.	34,900	68,055
	ProAssurance Corp. (a)	13,523	713,744

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RLI Corp.	7,854	$480,351
	Safety Insurance Group, Inc.	6,700	255,002
	SeaBright Insurance Holdings, Inc. (a)	8,800	103,312
	Selective Insurance Group, Inc.	22,008	504,643
	State Auto Financial Corp.	5,612	168,697
	Tower Group, Inc.	8,300	234,143
	United America Indemnity, Ltd. (a)	8,300	106,323
	United Fire & Casualty Co.	9,400	292,058
	Validus Holdings Ltd.	26,600	695,856

			8,653,004

Investment Management Companies - 0.5%	Ampal-American Israel Corp. Class A (a)	6,000	3,480
	Apollo Investment Corp. (b)	58,946	548,787
	Ares Capital Corp.	40,172	254,289
	Calamos Asset Management, Inc. Class A	8,300	61,420
	Capital Southwest Corp.	1,200	129,792
	Cohen & Steers, Inc. (b)	6,900	75,831
	Epoch Holding Corp.	4,800	36,432
	FBR Capital Markets Corp. (a)	11,300	54,918
	Fifth Street Finance Corp.	3,000	22,650
	GAMCO Investors, Inc. Class A	3,296	90,047
	Kohlberg Capital Corp.	7,100	25,844
	MCG Capital Corp.	31,200	22,152
	NGP Capital Resources Co.	8,623	72,175
	National Financial Partners Corp.	14,000	42,560
	Pzena Investment Management, Inc. Class A	4,100	17,302
	Resource America, Inc. Class A	4,049	16,196
	U.S. Global Investors, Inc.	5,200	25,428
	Westwood Holdings Group Inc.	2,200	62,502

			1,561,805

Jewelry, Watches & Gemstones - 0.1%	Fossil, Inc. (a)	19,000	317,300
	Fuqi International, Inc. (a)	4,000	25,040
	Movado Group, Inc.	6,600	61,974

			404,314

Lead & Zinc - 0.0%	Horsehead Holding Corp. (a)	15,200	71,440

Leisure Time - 0.4%	Callaway Golf Co.	27,400	254,546
	Great Wolf Resorts, Inc. (a)	12,800	19,712
	Life Time Fitness, Inc. (a)(b)	14,600	189,070
	Pool Corp. (b)	20,100	361,197
	Rick’s Cabaret International, Inc. (a)	3,100	12,369
	Six Flags, Inc. (a)	34,500	10,695
	Steinway Musical Instruments, Inc. (a)	2,800	49,028
	Town Sports International Holdings, Inc. (a)	7,200	22,968
	Vail Resorts, Inc. (a)(b)	12,656	336,650

			1,256,235

Machine Tools - 0.0%	Hurco Companies, Inc. (a)	2,800	33,600
	Thermadyne Holdings Corp. (a)	5,500	37,785

			71,385

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Machinery & Engineering - 0.0%	Applied Industrial Technologies, Inc. (c)	17,490	$330,911

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	2,600	38,870
	Lindsay Manufacturing Co. (b)	5,013	159,363
	Titan Machinery, Inc. (a)	3,200	44,992

			243,225

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	7,617	238,641
	NACCO Industries, Inc. Class A	2,487	93,039

			331,680

Machinery: Engines - 0.1%	Briggs & Stratton Corp. (b)	20,800	365,872
	Harbin Electric, Inc. (a)(b)	2,600	20,774
	Raser Technologies, Inc. (a)(b)	18,600	69,378

			456,024

Machinery: Industrial/Specialty - 0.8%	Actuant Corp. Class A (c)	23,500	446,970
	Altra Holdings, Inc. (a)	10,900	86,219
	Chart Industries, Inc. (a)	12,100	128,623
	Colfax Corp. (a)	8,900	92,471
	Columbus McKinnon Corp. (a)	7,800	106,470
	DXP Enterprises, Inc. (a)	3,200	46,752
	EnPro Industries, Inc. (a)	8,500	183,090
	Graham Corp.	4,400	47,608
	Kadant, Inc. (a)	5,770	77,780
	Middleby Corp. (a)(b)	7,000	190,890
	Nordson Corp.	13,910	449,154
	Tecumseh Products Co. Class A (a)	7,128	68,286
	Tennant Co.	6,874	105,860
	Twin Disc, Inc.	3,600	24,804
	Woodward Governor Co.	24,558	565,325

			2,620,302

Machinery: Oil Well Equipment & Services - 0.7%	Allis-Chalmers Energy, Inc. (a)	12,500	68,750
	Basic Energy Services, Inc. (a)	17,000	221,680
	Bolt Technology Corp. (a)	3,900	27,144
	CARBO Ceramics, Inc.	8,702	309,182
	Cal Dive International, Inc. (a)	18,274	118,964
	Complete Production Services, Inc. (a)	19,900	162,185
	Dril-Quip, Inc. (a)	12,976	266,138
	Flotek Industries, Inc. (a)(b)	9,400	23,688
	Gulf Island Fabrication, Inc.	5,017	72,295
	Hornbeck Offshore Services, Inc. (a)	9,840	160,786
	Lufkin Industries, Inc.	6,200	213,900
	Mitcham Industries, Inc. (a)	4,000	15,880
	NATCO Group, Inc. Class A (a)	8,300	125,994
	Natural Gas Services Group (a)	5,300	53,689
	Newpark Resources, Inc. (a)	37,120	137,344
	Parker Drilling Co. (a)	46,681	135,375
	Precision Drilling Trust	1,428	11,984
	RPC, Inc.	12,000	117,120

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sulphco, Inc. (a)(b)	19,500	$18,330
	Superior Well Services, Inc. (a)	7,100	71,000
	T-3 Energy Services, Inc. (a)	5,300	50,032
	Trico Marine Services, Inc. (a)(b)	5,600	25,032
	Union Drilling, Inc. (a)	5,800	30,102
	Willbros Group, Inc. (a)	16,500	139,755

			2,576,349

Machinery: Specialty - 0.1%	Cascade Corp.	3,700	110,482
	Flow International Corp. (a)	16,400	39,688
	Key Technology Inc. (a)	2,300	43,447
	Semitool, Inc. (a)	8,341	25,440
	TurboChef Technologies, Inc. (a)	8,600	42,226

			261,283

Manufactured Housing - 0.1%	Cavco Industries, Inc. (a)	2,700	72,603
	Champion Enterprises, Inc. (a)	33,027	18,495
	Palm Harbor Homes, Inc. (a)(b)	4,605	22,933
	Skyline Corp.	3,001	59,990

			174,021

Manufacturing - 0.1%	Federal Signal Corp.	19,859	163,042
	Standex International Corp.	5,131	101,799

			264,841

Medical & Dental Instruments & Supplies - 3.3%	Abaxis, Inc. (a)(c)	9,200	147,476
	Abiomed, Inc. (a)(c)	14,400	236,448
	Align Technology, Inc. (a)	25,600	224,000
	Alphatec Holdings, Inc. (a)	10,300	24,205
	American Medical Systems Holdings, Inc. (a)	30,100	270,599
	AngioDynamics, Inc. (a)	10,000	136,900
	Atrion Corp.	600	58,260
	Bio-Rad Laboratories, Inc. Class A (a)(c)	7,800	587,418
	BioMimetic Therapeutics, Inc. (a)	5,400	49,788
	CONMED Corp. (a)	11,828	283,162
	Cantel Medical Corp. (a)	5,400	79,218
	Cardiac Science Corp. (a)	8,000	60,000
	Cepheid, Inc. (a)	24,000	249,120
	Clinical Data, Inc. (a)	4,300	38,270
	Conceptus, Inc. (a)	12,800	194,816
	CryoLife, Inc. (a)	11,900	115,549
	Cyberonics, Inc. (a)	10,069	166,843
	DexCom, Inc. (a)	12,100	33,396
	ev3, Inc. (a)	29,032	177,095
	Exactech, Inc. (a)	3,300	55,572
	Hansen Medical, Inc. (a)	7,000	50,540
	I-Flow Corp. (a)	8,900	42,720
	ICU Medical, Inc. (a)	4,750	157,415
	IRIS International, Inc. (a)	7,600	105,944
	Immucor, Inc. (a)	29,343	779,937

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Insulet Corp. (a)	8,000	$61,760
	Invacare Corp.	13,522	209,861
	Landauer, Inc.	3,878	284,257
	Medical Action Industries, Inc. (a)	5,850	58,500
	Mentor Corp.	14,244	440,567
	Meridian Bioscience, Inc.	16,600	422,802
	Merit Medical Systems, Inc. (a)	11,710	209,960
	Micrus Endovascular Corp. (a)	6,700	77,787
	Neogen Corp. (a)	6,100	152,378
	NuVasive, Inc. (a)	14,900	516,285
	OraSure Technologies, Inc. (a)	19,259	70,873
	Orthofix International NV (a)	7,300	111,909
	Orthovita, Inc. (a)	27,300	92,547
	Owens & Minor, Inc.	17,298	651,270
	PSS World Medical, Inc. (a)	26,073	490,694
	Palomar Medical Technologies, Inc. (a)	7,900	91,087
	SonoSite, Inc. (a)	7,215	137,662
	Spectranetic Corp. (a)	13,900	36,279
	Stereotaxis, Inc. (a)(b)	11,300	49,720
	Steris Corp.	24,600	587,694
	SurModics, Inc. (a)(b)	6,483	163,825
	Symmetry Medical, Inc. (a)	14,700	117,159
	Synovis Life Technologies, Inc. (a)	5,400	101,196
	Thoratec Corp. (a)	22,847	742,299
	Trans1, Inc. (a)	5,000	36,050
	Vision-Sciences Inc. (a)	6,900	10,557
	Volcano Corp. (a)	19,500	292,500
	West Pharmaceutical Services, Inc.	13,376	505,212
	Wright Medical Group, Inc. (a)	15,700	320,751

			11,368,132

Medical Services - 0.5%	Air Methods Corp. (a)	4,700	75,153
	Almost Family, Inc. (a)(b)	2,700	121,446
	Genoptix, Inc. (a)	3,600	122,688
	Hanger Orthopedic Group, Inc. (a)	12,200	177,022
	Magellan Health Services, Inc. (a)	17,000	665,720
	Parexel International Corp. (a)	23,994	232,982
	RadNet, Inc. (a)	8,800	29,480
	RehabCare Group, Inc. (a)	7,495	113,624
	US Physical Therapy, Inc. (a)	5,200	69,316

			1,607,431

Metal Fabricating - 0.9%	Ampco-Pittsburgh Corp.	3,400	73,780
	CIRCOR International, Inc.	6,700	184,250
	Dynamic Materials Corp.	5,400	104,274
	Encore Wire Corp. (b)	7,750	146,940
	Gibraltar Industries, Inc.	11,334	135,328
	Haynes International, Inc. (a)	5,100	125,562

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Insteel Industries, Inc.	7,600	$85,804
	Kaydon Corp.	14,426	495,533
	L.B. Foster Co. Class A (a)	4,600	143,888
	Mueller Industries, Inc.	15,282	383,273
	Mueller Water Products, Inc. Series A	48,460	407,064
	NN, Inc.	6,900	15,801
	Northwest Pipe Co. (a)	3,900	166,179
	Omega Flex, Inc.	1,200	25,128
	RBC Bearings, Inc. (a)	9,000	182,520
	RTI International Metals, Inc. (a)	9,813	140,424
	Trimas Corp. (a)	4,300	5,934
	Worthington Industries, Inc.	27,100	298,642

			3,120,324

Metals & Minerals Miscellaneous - 0.5%	AMCOL International Corp.	10,673	223,599
	Apex Silver Mines Ltd. (a)	24,900	24,402
	Brush Engineered Materials, Inc. (a)	8,711	110,804
	Compass Minerals International, Inc. (c)	13,600	797,776
	General Moly, Inc. (a)	28,400	33,512
	Hecla Mining Co. (a)	71,900	201,320
	Minerals Technologies, Inc.	7,953	325,278
	Stillwater Mining Co. (a)	16,364	80,838
	United States Lime & Minerals Inc. (a)	700	16,765
	Uranium Resources, Inc. (a)	19,000	14,630

			1,828,924

Miscellaneous Business & Consumer Discretionary - 0.1%	Core-Mark Holdings Co., Inc. (a)	3,900	83,928
	Sotheby’s Holdings, Inc. Class A (b)	27,936	248,351

			332,279

Miscellaneous Consumer Staples - 0.0%	Reddy Ice Holdings, Inc.	7,400	10,656

Miscellaneous Health Care - 0.0%	MedAssets, Inc. (a)	6,900	100,740

Miscellaneous Materials & Commodities - 0.2%	Ceradyne, Inc. (a)	11,050	224,426
	Lydall, Inc. (a)	6,900	39,675
	Symyx Technologies Inc. (a)	13,879	82,441
	WD-40 Co.	6,789	192,061

			538,603

Miscellaneous Materials & Processing - 0.1%	Insituform Technologies, Inc. Class A (a)	11,738	231,121
	Rogers Corp. (a)	7,455	207,025
	Xerium Technologies, Inc. (a)	6,700	4,422

			442,568

Miscellaneous Producer Durables - 0.1%	Blount International, Inc. (a)	15,800	149,784
	Park-Ohio Holdings Corp. (a)	3,400	20,978

			170,762

Miscellaneous Technology - 0.1%	iRobot Corp. (a)	7,400	66,822
	Microvision, Inc. (a)(b)	23,300	39,144
	TerreStar Corp. (a)	23,900	9,560

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Vocus, Inc. (a)	6,900	$125,649

			241,175

Multi-Sector Companies - 0.3%	Brunswick Corp.	37,300	157,033
	Compass Diversified Holdings	9,800	110,250
	GenCorp, Inc. (a)	24,471	90,053
	GenTek Inc. (a)	3,500	52,675
	Kaman Corp. Class A	10,494	190,256
	Lancaster Colony Corp.	8,299	284,656
	Raven Industries, Inc.	6,600	159,060
	United Capital Corp. (a)	600	10,884

			1,054,867

Office Furniture & Business Equipment - 0.3%	ACCO Brands Corp. (a)	22,200	76,590
	HNI Corp. (b)	18,400	291,456
	Herman Miller, Inc.	23,500	306,205
	Kimball International, Inc. Class B	13,174	113,428
	Knoll, Inc.	20,000	180,400
	Presstek, Inc. (a)	11,400	36,594

			1,004,673

Oil: Crude Producers - 1.8%	APCO Argentina, Inc.	1,600	42,608
	ATP Oil & Gas Corp. (a)	11,800	69,030
	Abraxas Petroleum Corp. (a)	17,300	12,456
	American Oil & Gas, Inc. (a)	15,100	12,080
	Arena Resources, Inc. (a)(c)	15,900	446,631
	Atlas America, Inc.	14,287	212,162
	BMB Munai, Inc. (a)	15,400	21,406
	BPZ Resources, Inc. (a)(b)	25,400	162,560
	Berry Petroleum Co. Class A	18,102	136,851
	Bill Barrett Corp. (a)	15,400	325,402
	Brigham Exploration Co. (a)	20,200	64,640
	Bronco Drilling Co., Inc. (a)	12,000	77,520
	Callon Petroleum Co. (a)	10,000	26,000
	Cano Petroleum, Inc. (a)	16,100	7,084
	Carrizo Oil & Gas, Inc. (a)	11,600	186,760
	Cheniere Energy, Inc. (a)(b)	21,300	60,705
	Clayton Williams Energy, Inc. (a)	2,200	99,968
	Comstock Resources, Inc. (a)(c)	19,057	900,443
	Contango Oil & Gas Co. (a)	5,500	309,650
	Delek US Holdings, Inc.	4,600	24,334
	Double Eagle Pete & Mining Co. (a)	3,400	23,868
	EXCO Resources, Inc. (a)	62,500	566,250
	Endeavour International Corp. (a)	46,900	23,450
	Energy Partners Ltd. (a)	13,837	18,680
	Energy XXI Bermuda Ltd.	46,200	36,498
	FX Energy, Inc. (a)	16,600	46,314
	Gasco Energy, Inc. (a)	38,600	15,054
	GeoGlobal Resources, Inc. (a)(b)	16,300	26,080

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	GeoResources, Inc. (a)	2,300	$19,987
	Geokinetics, Inc. (a)	2,600	6,422
	Goodrich Petroleum Corp. (a)	9,500	284,525
	Gran Tierra Energy, Inc. (a)(b)	88,500	247,800
	Gulfport Energy Corp. (a)	10,800	42,660
	Harvest Natural Resources, Inc. (a)	15,000	64,500
	Houston American Energy Corp.	6,200	20,956
	McMoRan Exploration Co. (a)	25,300	247,940
	Meridian Resource Corp. (a)	31,911	18,189
	Northern Oil And Gas, Inc. (a)	8,100	21,060
	Oilsands Quest, Inc. (a)	68,100	49,713
	Panhandle Oil & Gas Inc.	3,000	54,000
	Parallel Petroleum Corp. (a)	17,100	34,371
	Petroleum Development Corp. (a)	6,100	146,827
	Petroquest Energy, Inc. (a)(b)	18,500	125,060
	Pioneer Drilling Co. (a)	20,600	114,742
	PrimeEnergy Corp. (a)	300	15,585
	Quest Resource Corp. (a)	9,800	4,312
	Rex Energy Corp. (a)	6,900	20,286
	Rosetta Resources, Inc. (a)	21,200	150,096
	Stone Energy Corp. (a)	13,298	146,544
	Swift Energy Co. (a)	12,417	208,730
	TXCO Resources, Inc. (a)	15,000	22,350
	Toreador Resources Corp. (a)	7,000	38,430
	Tri-Valley Corp. (a)(b)	9,300	16,740
	Venoco, Inc. (a)	8,400	22,764
	Warren Resources, Inc. (a)	24,100	47,959
	Western Refining, Inc. (b)	12,800	99,328

			6,246,360

Oil: Integrated Domestic - 0.1%	Delta Petroleum Corp. (a)(b)	25,700	122,332
	GMX Resources Inc. (a)	7,100	179,772
	Ram Energy Resources, Inc. (a)	15,500	13,640

			315,744

Oil: Integrated International - 0.1%	Vaalco Energy, Inc. (a)	25,100	186,744

Paints & Coatings - 0.1%	Ferro Corp.	18,376	129,551
	H.B. Fuller Co.	20,680	333,155

			462,706

Paper - 0.4%	AbitibiBowater, Inc. (a)(b)	21,944	10,314
	Albany International Corp. Class A	12,274	157,598
	Boise, Inc. (a)	14,600	6,278
	Buckeye Technologies, Inc. (a)	16,198	58,961
	Clearwater Paper Corp. (a)	4,699	39,426
	Kapstone Paper and Packaging Corp. (a)	7,400	17,612
	Mercer International, Inc.-Sbi (a)	12,400	23,808
	Multi-Color Corp.	3,950	62,489

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Neenah Paper, Inc.	6,000	$53,040
	P.H. Glatfelter Co.	18,701	173,919
	Rock-Tenn Co. Class A	15,980	546,196
	Verso Paper Corp.	5,800	5,974
	Wausau Paper Corp.	18,242	208,688

			1,364,303

Plastics - 0.0%	Spartech Corp.	12,654	79,214

Pollution Control & Environmental Services - 0.3%	American Ecology Corp.	6,700	135,541
	Darling International, Inc. (a)	34,500	189,405
	EnergySolutions, Inc.	13,700	77,405
	Fuel Tech, Inc. (a)(b)	8,200	86,838
	Headwaters, Inc. (a)	17,946	121,136
	Met-Pro Corp.	6,200	82,584
	Metalico, Inc. (a)(b)	10,800	16,740
	Team, Inc. (a)	7,800	216,060

			925,709

Power Transmission Equipment - 0.2%	Regal-Beloit Corp.	13,251	503,405
	Synthesis Energy Systems, Inc. (a)	8,600	5,848

			509,253

Printing & Copying Services - 0.2%	Bowne & Co., Inc.	11,682	68,690
	Cenveo, Inc. (a)	19,800	88,110
	Schawk, Inc.	5,500	63,030
	VistaPrint Ltd. (a)	18,600	346,146

			565,976

Production Technology Equipment - 0.9%	ATMI, Inc. (a)(c)	13,257	204,556
	Axcelis Technologies, Inc. (a)	44,800	22,848
	Brooks Automation, Inc. (a)	26,178	152,094
	Cognex Corp.	17,156	253,909
	Cymer, Inc. (a)	12,800	280,448
	Dionex Corp. (a)	7,731	346,735
	Electro Scientific Industries, Inc. (a)	11,161	75,783
	Emcore Corp. (a)	31,200	40,560
	Entegris, Inc. (a)	47,199	103,366
	Esterline Technologies Corp. (a)	12,190	461,879
	FEI Co. (a)	15,055	283,937
	Intevac, Inc. (a)	9,000	45,630
	K-Tron International, Inc. (a)	1,000	79,900
	Kulicke & Soffa Industries, Inc. (a)	22,156	37,665
	LTX-Credence Corp. (a)	57,003	15,391
	MTS Systems Corp.	7,200	191,808
	Mattson Technology, Inc. (a)	21,099	29,750
	Photronics, Inc. (a)	17,279	33,694
	Rofin-Sinar Technologies, Inc. (a)	12,300	253,134
	Rudolph Technologies, Inc. (a)	12,673	44,736
	Ultra Clean Holdings, Inc. (a)	8,000	16,080
	Ultratech, Inc. (a)	9,890	118,284

			3,092,187

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Publishing: Miscellaneous - 0.1%	Consolidated Graphics, Inc. (a)	4,300	$97,352
	Courier Corp.	3,750	67,125
	Martha Stewart Living Omnimedia, Inc. Class A (a)	10,982	28,553
	Playboy Enterprises, Inc. Class B (a)	10,107	21,831
	Primedia, Inc.	10,300	22,351
	Scholastic Corp.	10,160	137,973

			375,185

Publishing: Newspapers - 0.1%	AH Belo Corp.	7,980	17,396
	Belo Corp. Class A	36,800	57,408
	Dolan Media Co. (a)	11,100	73,149
	Journal Communications, Inc. Class A	17,400	42,630
	Lee Enterprises, Inc. (b)	19,500	7,995
	McClatchy Co. Class A (b)	24,300	19,440
	Media General, Inc. Class A (b)	9,400	16,450

			234,468

Radio & TV Broadcasters - 0.2%	CKX, Inc. (a)	23,500	86,245
	Citadel Broadcasting Corp. (a)	74,730	11,957
	Cox Radio, Inc. Class A (a)	8,800	52,888
	Cumulus Media, Inc. Class A (a)	13,900	34,611
	Entercom Communications Corp.	10,600	13,038
	Fisher Communications, Inc.	2,800	57,792
	Gray Television, Inc.	19,500	7,800
	Lin TV Corp. Class A (a)	11,000	11,990
	Outdoor Channel Holdings, Inc. (a)	6,600	49,434
	RHI Entertainment, Inc. (a)	4,800	38,976
	Sinclair Broadcast Group, Inc. Class A	21,664	67,158
	World Wrestling Entertainment, Inc.	9,096	100,784

			532,673

Railroad Equipment - 0.3%	American Railcar Industries, Inc.	3,600	37,908
	Freightcar America, Inc.	5,100	93,177
	Greenbrier Cos., Inc.	6,800	46,716
	Westinghouse Air Brake Technologies Corp.	20,339	808,475

			986,276

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	12,875	392,688

Real Estate - 0.3%	AMREP Corp. (a)(b)	700	21,896
	Avatar Holdings, Inc. (a)	2,500	66,300
	Bluegreen Corp. (a)	5,300	16,589
	Cogdell Spencer, Inc.	5,300	49,608
	Consolidated-Tomoka Land Co.	2,200	84,018
	FX Real Estate and Entertainment, Inc. (a)	3,220	483
	Forestar Group, Inc. (a)	15,200	144,704
	Griffin Land & Nurseries, Inc.	1,400	51,604
	Grubb & Ellis Co.	14,200	17,608
	Hilltop Holdings, Inc. (a)	18,572	180,891
	Meruelo Maddux Properties, Inc. (a)	17,380	21,551
	Resource Capital Corp.	8,800	33,704

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Stratus Properties, Inc. (a)	2,100	$26,166
	Tejon Ranch Co. (a)	4,615	114,175
	Thomas Properties Group, Inc.	9,900	25,641

			854,938

Real Estate Investment Trusts (REITs) - 5.3%	Acadia Realty Trust	13,301	189,805
	Agree Realty Corp.	3,400	61,642
	Alexander’s, Inc.	867	220,998
	American Campus Communities, Inc.	17,803	364,605
	American Capital Agency Corp.	4,300	91,848
	Anthracite Capital, Inc. (b)(d)	24,500	54,635
	Anworth Mortgage Asset Corp.	35,800	230,194
	Arbor Realty Trust, Inc. (b)	5,900	17,405
	Ashford Hospitality Trust, Inc.	44,880	51,612
	Associated Estates Realty Corp.	6,000	54,780
	BioMed Realty Trust, Inc.	33,720	395,198
	CapLease, Inc.	18,500	32,005
	Capital Trust, Inc.	6,900	24,840
	Capstead Mortgage Corp.	23,800	256,326
	Care Investment Trust, Inc.	5,500	42,845
	Cedar Shopping Centers, Inc.	15,800	111,864
	Chimera Investment Corp.	54,000	186,300
	Colonial Properties Trust	20,100	167,433
	Corporate Office Properties Trust	17,700	543,390
	Cousins Properties, Inc. (b)	18,700	258,995
	DCT Industrial Trust, Inc.	72,210	365,383
	DiamondRock Hospitality Co.	40,050	203,054
	Dupont Fabros Technology, Inc.	4,900	10,143
	Eastgroup Properties, Inc.	10,527	374,551
	Education Realty Trust, Inc.	11,800	61,596
	Entertainment Properties Trust	13,780	410,644
	Equity Lifestyle Properties, Inc.	8,594	329,666
	Equity One, Inc. (b)	13,600	240,720
	Extra Space Storage, Inc.	34,550	356,556
	FelCor Lodging Trust, Inc.	27,970	51,465
	First Industrial Realty Trust, Inc. (b)	18,800	141,940
	First Potomac Realty Trust	10,500	97,650
	Franklin Street Properties Corp.	24,900	367,275
	Friedman Billings Ramsey Group, Inc. Class A (a)	60,800	10,336
	Getty Realty Corp.	7,200	151,632
	Glimcher Realty Trust	16,456	46,241
	Gramercy Capital Corp.	17,202	22,019
	Hatteras Financial Corp.	6,600	175,560
	Healthcare Realty Trust, Inc.	24,700	579,956
	Hersha Hospitality Trust	17,100	51,300
	Highwoods Properties, Inc.	26,700	730,512
	Home Properties, Inc.	13,320	540,792

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Inland Real Estate Corp.	23,700	$307,626
	Investors Real Estate Trust	23,700	253,827
	JER Investors Trust, Inc.	9,400	8,742
	Kite Realty Group Trust	8,340	46,370
	LTC Properties, Inc.	9,500	192,660
	LaSalle Hotel Properties (b)	17,020	188,071
	Lexington Corporate Properties Trust	31,892	159,460
	MFA Financial, Inc.	80,300	472,967
	Maguire Properties, Inc.	17,600	25,696
	Medical Properties Trust, Inc.	28,100	177,311
	Mid-America Apartment Communities, Inc.	11,929	443,282
	Mission West Properties, Inc.	8,100	61,965
	Monmouth Real Estate Investment Corp. Class A	8,200	57,400
	National Health Investors, Inc.	9,229	253,151
	National Retail Properties, Inc.	32,875	565,121
	Newcastle Investment Corp.	21,800	18,312
	NorthStar Realty Finance Corp. (b)	23,600	92,276
	Omega Healthcare Investors, Inc.	33,200	530,204
	One Liberty Properties, Inc.	3,300	29,040
	PS Business Parks, Inc.	6,208	277,249
	Parkway Properties, Inc.	6,504	117,072
	Pennsylvania Real Estate Investment Trust (b)	15,032	111,988
	Post Properties, Inc.	18,586	306,669
	Potlatch Corp.	16,547	430,387
	RAIT Investment Trust (b)	25,610	66,586
	Ramco-Gershenson Properties Trust	6,500	40,170
	Realty Income Corp. (b)	42,500	983,875
	Redwood Trust, Inc. (b)	13,895	207,174
	Saul Centers, Inc.	3,922	154,919
	Senior Housing Properties Trust	47,914	858,619
	Sovran Self Storage, Inc.	9,180	330,480
	Strategic Hotel Capital, Inc.	32,900	55,272
	Sun Communities, Inc.	7,043	98,602
	Sunstone Hotel Investors, Inc.	21,900	135,561
	Tanger Factory Outlet Centers, Inc.	13,322	501,174
	U-Store-It Trust	20,470	91,092
	Universal Health Realty Income Trust	4,927	162,148
	Urstadt Biddle Properties, Inc. Class A	7,900	125,847
	Washington Real Estate Investment Trust	22,065	624,440
	Winthrop Realty Trust	3,740	40,542

			18,279,058

Recreational Vehicles & Boats - 0.1%	Fleetwood Enterprises, Inc. (a)	26,499	2,650
	Marine Products Corp.	3,175	17,844
	Polaris Industries, Inc. (b)	13,800	395,370
	Winnebago Industries, Inc. (b)	12,590	75,918

			491,782

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Rental & Leasing Services: Commercial - 0.1%	Aircastle Ltd.	19,300	$92,254
	Electro Rent Corp.	8,853	98,799
	H&E Equipment Services, Inc. (a)	6,800	52,428
	McGrath RentCorp	9,810	209,542

			453,023

Rental & Leasing Services: Consumer - 0.4%	Aaron Rents, Inc. (c)	19,093	508,256
	Amerco, Inc. (a)	3,900	134,667
	Dollar Thrifty Automotive Group, Inc. (a)	7,195	7,843
	RSC Holdings, Inc. (a)	19,700	167,844
	Rent-A-Center, Inc. (a)	27,900	492,435

			1,311,045

Restaurants - 1.3%	AFC Enterprises, Inc. (a)	10,400	48,776
	BJ’s Restaurants, Inc. (a)	7,300	78,621
	Bob Evans Farms, Inc.	13,080	267,224
	Buffalo Wild Wings, Inc. (a)(b)	7,550	193,657
	CEC Entertainment, Inc. (a)	8,550	207,337
	CKE Restaurants, Inc.	21,600	187,488
	California Pizza Kitchen, Inc. (a)	9,050	97,016
	The Cheesecake Factory, Inc. (a)	25,200	254,520
	Cracker Barrel Old Country Store, Inc.	9,400	193,546
	Denny’s Corp. (a)	39,100	77,809
	DineEquity, Inc. (b)	7,148	82,631
	Domino’s Pizza, Inc. (a)	16,250	76,538
	Einstein Noah Restaurant Group, Inc. (a)	1,600	9,200
	Jack in the Box, Inc. (a)	24,736	546,418
	Krispy Kreme Doughnuts, Inc. (a)(b)	23,300	39,144
	Landry’s Restaurants, Inc.	5,496	63,754
	Luby’s, Inc. (a)	8,900	37,291
	O’Charleys, Inc.	7,484	14,968
	P.F. Chang’s China Bistro, Inc. (a)	10,208	213,756
	Papa John’s International, Inc. (a)	9,296	171,325
	Red Robin Gourmet Burgers, Inc. (a)	6,600	111,078
	Ruby Tuesday, Inc. (a)	21,400	33,384
	Ruth’s Hospitality Group, Inc. (a)	9,200	12,696
	Sonic Corp. (a)	25,320	308,144
	The Steak n Shake Co. (a)	11,728	69,782
	Texas Roadhouse, Inc. Class A (a)	21,600	167,400
	Wendy’s	165,652	818,321

			4,381,824

Retail - 2.5%	1-800-FLOWERS.COM, Inc. Class A (a)	10,824	41,348
	99 Cents Only Stores (a)	19,900	217,507
	America’s Car Mart, Inc. (a)	4,400	60,764
	Asbury Automotive Group, Inc.	13,200	60,324
	Aéropostale, Inc. (a)	28,075	452,007
	bebe Stores, Inc.	15,900	118,773
	Bidz.com, Inc. (a)(b)	2,800	12,880

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Big 5 Sporting Goods Corp.	9,000	$46,890
	Blockbuster, Inc. Class A (a)(b)	75,600	95,256
	Blue Nile, Inc. (a)(b)	5,700	139,593
	Borders Group, Inc.	25,000	10,000
	Brown Shoe Co., Inc.	17,527	148,454
	The Buckle, Inc.	9,809	214,032
	Build-A-Bear Workshop, Inc. (a)	7,500	36,450
	Cabela’s, Inc. Class A (a)(b)	16,200	94,446
	Cache, Inc. (a)	4,650	9,393
	Casual Male Retail Group, Inc. (a)	14,500	7,540
	The Cato Corp. Class A	11,395	172,065
	Central Garden & Pet Co. Class A (a)	26,634	157,141
	Charlotte Russe Holding, Inc. (a)	9,100	59,059
	Charming Shoppes, Inc. (a)	48,540	118,438
	Chico’s FAS, Inc. (a)	74,400	310,992
	The Children’s Place Retail Stores, Inc. (a)	9,885	214,307
	Christopher & Banks Corp.	14,928	83,597
	Coldwater Creek, Inc. (a)	23,500	66,975
	Collective Brands, Inc. (a)	26,700	312,924
	Conn’s, Inc. (a)(b)	4,000	33,920
	Dillard’s, Inc. Class A (b)	22,200	88,134
	Dress Barn, Inc. (a)	18,890	202,879
	drugstore.com, Inc. (a)	34,400	42,656
	Ezcorp, Inc. (a)	16,200	246,402
	FGX International Holdings Ltd. (a)	5,700	78,318
	Fred’s, Inc.	16,935	182,221
	GSI Commerce, Inc. (a)	10,100	106,252
	Gaiam, Inc. (a)	7,400	34,188
	Genesco, Inc. (a)	8,238	139,387
	Group 1 Automotive, Inc.	9,632	103,737
	Gymboree Corp. (a)	11,958	311,984
	Hibbett Sports, Inc. (a)	12,075	189,698
	Hot Topic, Inc. (a)	18,581	172,246
	Insight Enterprises, Inc. (a)	19,398	133,846
	Jo-Ann Stores, Inc. (a)	10,805	167,369
	Jos. A. Bank Clothiers, Inc. (a)	7,733	202,218
	Lawson Products, Inc.	1,888	43,141
	Lumber Liquidators, Inc. (a)	4,200	44,352
	MarineMax, Inc. (a)	6,800	23,052
	Men’s Wearhouse, Inc.	21,700	293,818
	New York & Co. (a)	9,300	21,576
	Overstock.com, Inc. (a)	6,400	68,992
	PC Connection, Inc. (a)	2,900	14,848
	PC Mall, Inc. (a)	4,600	18,446
	Pacific Sunwear of California, Inc. (a)	28,200	44,838
	The Pantry, Inc. (a)	9,400	201,630

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Pep Boys - Manny, Moe & Jack	17,410	$71,903
	PetMed Express, Inc. (a)	10,100	178,063
	Pier 1 Imports, Inc. (a)	36,699	13,579
	PriceSmart, Inc.	6,000	123,960
	Retail Ventures, Inc. (a)	11,800	40,946
	Rush Enterprises, Inc. Class A (a)	13,900	119,123
	Russ Berrie & Co., Inc. (a)	6,147	18,257
	Sally Beauty Co., Inc. (a)	39,000	221,910
	School Specialty, Inc. (a)	8,154	155,904
	Shutterfly, Inc. (a)	8,100	56,619
	Sonic Automotive, Inc.	10,800	42,984
	Stage Stores, Inc.	15,850	130,763
	Stamps.com, Inc. (a)	6,303	61,958
	Stein Mart, Inc. (a)	10,424	11,779
	Syms Corp. (a)	2,700	23,976
	Systemax, Inc.	4,600	49,542
	The Talbots, Inc. (b)	10,100	24,139
	Tractor Supply Co. (a)	14,000	505,960
	Tuesday Morning Corp. (a)	12,390	20,196
	Tween Brands, Inc. (a)	10,666	46,077
	Volcom, Inc. (a)	7,800	85,020
	The Wet Seal, Inc. Class A (a)	39,500	117,315
	Zale Corp. (a)(b)	13,500	44,955
	Zumiez, Inc. (a)	8,100	60,345

			8,696,576

Savings & Loan - 1.4%	Anchor Bancorp Wisconsin, Inc.	8,337	23,010
	Bank Mutual Corp.	19,938	230,085
	Berkshire Hills Bancorp, Inc.	4,600	141,956
	Brookline Bancorp, Inc.	24,587	261,852
	Brooklyn Federal Bancorp, Inc.	2,400	33,720
	Danvers Bancorp, Inc.	7,700	102,949
	Dime Community Bancshares, Inc.	9,749	129,662
	ESSA Bancorp, Inc.	7,400	104,562
	First Financial Holdings, Inc.	4,826	97,678
	First Financial Northwest, Inc.	9,400	87,796
	First Niagara Financial Group, Inc.	49,853	806,123
	First Place Financial Corp.	7,500	28,725
	FirstFed Financial Corp. (a)(b)	5,900	10,325
	Flagstar Bancorp, Inc. (a)	18,150	12,887
	Flushing Financial Corp.	8,875	106,145
	Guaranty Financial Group, Inc. (a)(b)	33,900	88,479
	Home Federal Bancorp, Inc.	2,700	28,944
	IBERIABANK Corp.	6,750	324,000
	Kearny Financial Corp.	7,300	93,440
	Meridian Interstate Bancorp, Inc. (a)	4,300	39,775
	NASB Financial, Inc.	1,100	29,700

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NewAlliance Bancshares, Inc.	45,700	$601,869
	Northwest Bancorp, Inc.	7,067	151,092
	OceanFirst Financial Corp.	3,700	61,420
	Ocwen Financial Corp. (a)	13,665	125,445
	Provident Financial Services, Inc.	25,258	386,447
	Provident New York Bancorp	16,589	205,704
	Rockville Financial, Inc.	3,000	41,910
	Roma Financial Corp.	3,200	40,288
	Sterling Financial Corp.	21,743	191,338
	United Community Financial Corp.	9,314	8,383
	ViewPoint Financial Group	4,600	73,830
	W Hldg Co., Inc.	996	10,259
	Westfield Financial, Inc.	13,112	135,316

			4,815,114

Securities Brokerage & Services - 0.5%	Diamond Hill Investments Group	800	52,000
	GFI Group, Inc.	27,300	96,642
	Gladstone Investment Corp.	11,000	54,010
	International Assets Holding Corp., Inc. (a)	1,700	14,586
	KBW, Inc. (a)(b)	10,800	248,400
	Knight Capital Group, Inc. Class A (a)	39,500	637,925
	LaBranche & Co., Inc. (a)	21,100	101,069
	Ladenburg Thalmann Financial Services, Inc. (a)	42,000	30,240
	MarketAxess Holdings, Inc. (a)	12,800	104,448
	optionsXpress Holdings, Inc. (c)	17,500	233,800
	Penson Worldwide, Inc. (a)	6,900	52,578
	SWS Group, Inc.	10,306	195,299
	Thomas Weisel Partners Group, Inc. (a)	9,200	43,424

			1,864,421

Services: Commercial - 3.4%	ABM Industries, Inc. (c)	18,070	344,233
	AMN Healthcare Services, Inc. (a)	14,005	118,482
	Administaff, Inc.	9,161	198,610
	The Advisory Board Co. (a)	7,000	156,100
	Ambassadors Group, Inc.	7,900	72,680
	CBIZ, Inc. (a)	18,453	159,618
	CDI Corp.	5,501	71,183
	CRA International, Inc. (a)	4,700	126,571
	Casella Waste Systems, Inc. (a)	9,278	37,854
	Chemed Corp.	9,472	376,701
	CoStar Group, Inc. (a)(b)	8,250	271,755
	Coinstar, Inc. (a)	11,792	230,062
	Cornell Cos., Inc. (a)	4,800	89,232
	Cross Country Healthcare, Inc. (a)	12,700	111,633
	Dice Holdings, Inc. (a)	6,500	26,520
	DynCorp. International, Inc. (a)	10,200	154,734
	Exponent, Inc. (a)	6,104	183,608
	First Advantage Corp. Class A (a)	4,200	59,430

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Forrester Research, Inc. (a)	6,581	$185,650
	G&K Services, Inc. Class A	8,177	165,339
	The Geo Group, Inc. (a)	21,500	387,645
	Gevity HR, Inc.	11,400	17,214
	Global Sources Ltd. (a)	5,898	32,144
	Global Traffic Network, Inc. (a)	4,900	28,616
	Heidrick & Struggles International, Inc.	7,358	158,491
	Hudson Highland Group, Inc. (a)	10,300	34,505
	ICF International, Inc. (a)	2,900	71,253
	ICT Group, Inc. (a)	4,100	18,778
	Jackson Hewitt Tax Service, Inc.	12,000	188,280
	Kelly Services, Inc. Class A	10,868	141,393
	Kforce, Inc. (a)	12,700	97,536
	The Knot, Inc. (a)	11,700	97,344
	Korn/Ferry International (a)	19,168	218,899
	Liquidity Services, Inc. (a)	6,000	49,980
	MAXIMUS, Inc.	7,504	263,465
	MPS Group, Inc. (a)	39,005	293,708
	Midas, Inc. (a)	5,742	60,234
	Monro Muffler, Inc.	6,950	177,225
	Navigant Consulting, Inc. (a)	20,323	322,526
	Net 1 UEPS Technologies, Inc. (a)	20,100	275,370
	Nutri/System, Inc. (b)	12,900	188,211
	On Assignment, Inc. (a)	15,300	86,751
	Orbitz Worldwide, Inc. (a)	14,600	56,648
	PHH Corp. (a)	22,864	291,059
	PRG-Schultz International, Inc. (a)	6,200	25,296
	Perficient, Inc. (a)	13,200	63,096
	Pre-Paid Legal Services, Inc. (a)	3,260	121,565
	The Providence Service Corp. (a)	5,000	7,250
	Regis Corp.	17,800	258,634
	Resources Connection, Inc. (a)	19,132	313,382
	Rollins, Inc.	17,153	310,126
	Spherion Corp. (a)	22,629	50,010
	Standard Parking Corp. (a)	3,600	69,624
	Steiner Leisure Ltd. (a)	6,700	197,784
	TeleTech Holdings, Inc. (a)	16,189	135,178
	Tetra Tech, Inc. (a)	24,731	597,254
	TrueBlue, Inc. (a)	18,822	180,127
	Unifirst Corp.	5,900	175,171
	Viad Corp.	8,600	212,764
	Volt Information Sciences, Inc. (a)	5,538	40,040
	Waste Connections, Inc. (a)	33,427	1,055,290
	Waste Services, Inc. (a)	8,533	56,147
	Watson Wyatt Worldwide, Inc.	17,915	856,695
	World Fuel Services Corp.	12,100	447,700

			11,870,403

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Shipping - 0.5%	American Commercial Lines, Inc. (a)	15,200	$74,480
	DHT Maritime, Inc.	17,000	94,180
	Eagle Bulk Shipping, Inc. (b)	19,900	135,718
	Genco Shipping & Trading Ltd. (b)	10,400	153,920
	General Maritime Corp.	20,240	218,592
	Golar LNG Ltd.	14,600	98,696
	Gulfmark Offshore, Inc. (a)	8,900	211,731
	Horizon Lines, Inc. Class A (b)	12,400	43,276
	International Shipholding Corp.	2,500	63,325
	Knightsbridge Tankers Ltd.	7,300	106,945
	Nordic American Tanker Shipping Ltd.	14,400	486,000
	Ship Finance International Ltd. (b)	17,400	192,270
	TBS International Ltd. (a)	4,700	47,141

			1,926,274

Shoes - 0.6%	Crocs, Inc. (a)(b)	37,100	46,004
	DSW, Inc. Class A (a)	5,800	72,268
	Deckers Outdoor Corp. (a)	5,500	439,285
	The Finish Line, Inc. Class A	18,080	101,248
	Iconix Brand Group, Inc. (a)	24,200	236,676
	K-Swiss, Inc. Class A	10,696	121,934
	Kenneth Cole Productions, Inc. Class A	3,692	26,139
	Shoe Carnival, Inc. (a)	3,700	35,335
	Skechers U.S.A., Inc. Class A (a)	13,555	173,775
	Steven Madden Ltd. (a)	7,468	159,218
	Timberland Co. Class A (a)	19,700	227,535
	Weyco Group, Inc.	2,700	89,235
	Wolverine World Wide, Inc.	20,908	439,904

			2,168,556

Steel - 0.0%	China Precision Steel, Inc. (a)	7,100	8,875
	General Steel Holdings, Inc. (a)(b)	3,800	14,972
	Olympic Steel, Inc.	3,900	79,443
	Sutor Technology Group Ltd. (a)	3,200	7,392
	Universal Stainless & Alloy Products, Inc. (a)	2,800	40,572

			151,254

Sugar - 0.0%	Imperial Sugar Co. New Shares	5,200	74,568

Telecommunications Equipment - 0.6%	Airvana, Inc. (a)	10,000	61,200
	Applied Signal Technology, Inc.	5,400	96,876
	Arris Group, Inc. (a)	51,600	410,220
	Audiovox Corp. Class A (a)	6,585	32,991
	Belden, Inc.	18,961	395,906
	Mastec, Inc. (a)	17,700	204,966
	OpNext, Inc. (a)	7,900	13,825
	Plantronics, Inc.	20,199	266,627
	Polycom, Inc. (a)	36,800	497,168
	Powerwave Technologies, Inc. (a)	55,677	27,839
	Preformed Line Products Co.	900	41,436

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Symmetricom, Inc. (a)	19,000	$75,050

			2,124,104

Textile Products - 0.0%	Interface, Inc. Class A	22,021	102,177
	Unifi, Inc. (a)	19,300	54,426

			156,603

Textiles Apparel Manufacturers - 0.6%	American Apparel, Inc. (a)(b)	14,000	27,860
	Carter’s, Inc. (a)	23,800	458,388
	Cherokee, Inc.	3,100	53,785
	Columbia Sportswear Co. (b)	4,800	169,776
	G-III Apparel Group, Ltd. (a)	5,900	37,701
	J. Crew Group, Inc. (a)	17,970	219,234
	Lululemon Athletica, Inc. (a)(b)	7,400	58,682
	Maidenform Brands, Inc. (a)	9,300	94,395
	Oxford Industries, Inc.	6,242	54,742
	Perry Ellis International, Inc. (a)	5,350	33,919
	Quiksilver, Inc. (a)	52,100	95,864
	True Religion Apparel, Inc. (a)	7,300	90,812
	Under Armour, Inc. Class A (a)(b)	13,900	331,376
	The Warnaco Group, Inc. (a)	19,100	374,933

			2,101,467

Tires & Rubber - 0.1%	Cooper Tire & Rubber Co.	24,300	149,688
	Titan International, Inc.	14,425	119,006

			268,694

Tobacco - 0.2%	Alliance One International, Inc. (a)	39,655	116,586
	Schweitzer-Mauduit International, Inc.	6,520	130,530
	Star Scientific, Inc. (a)	27,600	105,708
	Universal Corp.	10,656	318,295
	Vector Group Ltd. (b)	13,591	185,109

			856,228

Toys - 0.3%	Jakks Pacific, Inc. (a)	11,530	237,864
	Leapfrog Enterprises, Inc. (a)	14,646	51,261
	Marvel Entertainment, Inc. (a)	20,500	630,375

			919,500

Transportation Miscellaneous - 0.2%	CAI International, Inc. (a)	3,000	9,510
	Celadon Group, Inc. (a)	9,500	81,035
	Dynamex, Inc. (a)	3,800	56,050
	HUB Group, Inc. Class A (a)	15,600	413,868
	Odyssey Marine Exploration, Inc. (a)	19,100	61,502
	Pacer International, Inc.	14,700	153,321
	Textainer Group Holdings Ltd.	4,000	42,400
	Ultrapetrol Bahamas Ltd. (a)	10,300	32,857

			850,543

Truckers - 0.7%	Arkansas Best Corp.	9,541	287,280
	Forward Air Corp.	12,232	296,871
	Heartland Express, Inc.	23,573	371,510
	Knight Transportation, Inc.	24,162	389,491

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Marten Transport Ltd. (a)	6,550	$124,188
	Old Dominion Freight Line, Inc. (a)	11,625	330,848
	Patriot Transportation Holding, Inc. (a)	500	35,035
	Saia, Inc. (a)	5,881	63,868
	Universal Truckload Services, Inc. (a)	1,900	26,904
	Werner Enterprises, Inc.	18,000	312,120
	YRC Worldwide, Inc. (a)(b)	24,300	69,741

			2,307,856

Utilities: Electrical - 2.3%	Allete, Inc.	10,966	353,873
	Avista Corp.	21,875	423,937
	Black Hills Corp.	16,200	436,752
	CH Energy Group, Inc. (c)	6,489	333,470
	Central Vermont Public Service Corp.	5,000	119,300
	Cleco Corp.	25,067	572,280
	El Paso Electric Co. (a)	18,508	334,810
	The Empire District Electric Co.	13,968	245,837
	IDACORP, Inc.	19,100	562,495
	ITC Holdings Corp.	20,600	899,808
	MGE Energy, Inc.	9,145	301,785
	NorthWestern Corp.	15,600	366,132
	Otter Tail Corp.	14,786	344,957
	PNM Resources, Inc.	34,700	349,776
	Pike Electric Corp. (a)	6,900	84,870
	Portland General Electric Co.	26,200	510,114
	UIL Holdings Corp.	10,367	311,321
	Unisource Energy Corp.	14,483	425,221
	Westar Energy, Inc.	43,900	900,389

			7,877,127

Utilities: Gas Distributors - 1.4%	Chesapeake Utilities Corp.	2,800	88,144
	The Laclede Group, Inc.	9,148	428,492
	New Jersey Resources Corp.	17,661	694,960
	Nicor, Inc.	18,900	656,586
	Northwest Natural Gas Co.	10,899	482,063
	Piedmont Natural Gas Co.	30,600	969,102
	South Jersey Industries, Inc.	12,232	487,445
	Southwest Gas Corp.	17,890	451,186
	WGL Holdings, Inc.	20,700	676,683

			4,934,661

Utilities: Telecommunications - 0.9%	Alaska Communications Systems Group, Inc. (b)	18,300	171,654
	Atlantic Tele-Network, Inc.	3,900	103,545
	Centennial Communications Corp. (a)	27,826	224,278
	Cincinnati Bell, Inc. (a)	100,400	193,772
	Consolidated Communications Holdings, Inc.	9,535	113,276
	FairPoint Communications, Inc.	37,793	123,961
	FiberTower Corp. (a)	46,850	7,496
	General Communication, Inc. Class A (a)	18,639	150,790

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Global Crossing Ltd. (a)	10,800	$85,752
	Globalstar, Inc. (a)	18,000	3,600
	Hungarian Telephone & Cable Corp. (a)	1,300	11,180
	ICO Global Communications Holdings Ltd. (a)	42,700	48,251
	IDT Corp. Class B (a)	18,200	7,280
	Ibasis, Inc. (a)	10,600	14,946
	Iowa Telecommunications Services, Inc.	13,600	194,208
	iPCS, Inc. (a)	7,100	48,706
	NTELOS Holdings Corp.	12,300	303,318
	Neutral Tandem, Inc. (a)	6,900	111,918
	ORBCOMM, Inc. (a)(b)	12,200	26,352
	PAETEC Holding Corp. (a)	51,020	73,469
	Premiere Global Services, Inc. (a)	25,600	220,416
	RCN Corp. (a)	15,500	91,450
	Shenandoah Telecom Co.	9,700	272,085
	TW Telecom, Inc. (a)	61,800	523,446
	USA Mobility, Inc.	10,020	115,931
	Virgin Mobile USA, Inc. (a)	10,600	8,904

			3,249,984

Utilities: Water - 0.3%	American States Water Co.	7,285	240,259
	California Water Service Group	8,296	385,183
	Connecticut Water Service, Inc.	3,500	82,635
	Consolidated Water Co., Inc.	6,000	75,000
	Middlesex Water Co.	5,500	94,765
	SJW Corp.	5,448	163,113
	Southwest Water Co.	10,083	32,467

			1,073,422

Wholesalers - 0.2%	Brightpoint, Inc. (a)	20,630	89,740
	Chindex International Inc. (a)	4,900	38,955
	Houston Wire & Cable Co.	7,400	68,894
	MWI Veterinary Supply, Inc. (a)	4,400	118,624
	Prestige Brands Holdings, Inc. (a)	14,400	151,920
	United Stationers, Inc. (a)	9,369	313,768

			781,901

	Total Common Stocks - 90.4%		311,768,114

	Investment Companies

	BlackRock Kelso Capital Corp. (d)	4,400	43,384
	Gladstone Capital Corp. (b)	8,700	70,383
	Hercules Technology Growth Capital, Inc.	13,600	107,712
	Kayne Anderson Energy Development Co.	4,200	31,542
	Patriot Capital Funding, Inc.	9,800	35,672
	Pennantpark Investment Corp.	8,500	30,685
	Prospect Capital Corp. (b)	11,400	136,458

	Total Investment Companies - 0.1%		455,836

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Warrants (e)	Shares	Value

Communications Technology - 0.0%	Lantronix, Inc. (expires 2/09/11)	138	$0

Energy Miscellaneous - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (b)(f)	180	0

	Total Warrants - 0.0%		0

	Other Interests (g)

Oil: Crude Producers - 0.0%	PetroCorp Inc. (Escrow Shares) (h)	500	0

	Total Other Interests - 0.0%		0

	Total Long-Term Investments (Cost - $404,884,567) - 90.5%		312,223,950

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (d)(i)	$33,515	33,514,609
	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (d)(i)(j)	24,644	24,644,202

	Total Short-Term Securities (Cost - $58,158,811) - 16.9%		58,158,811

	Total Investments (Cost - $463,043,378*) - 107.4%		370,382,761
	Liabilities in Excess of Other Assets - (7.4)%		(25,662,641)

	Net Assets - 100.0%		$344,720,120

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$484,047,076

Gross unrealized appreciation	$35,373,591
Gross unrealized depreciation	(149,037,906)

Net unrealized depreciation	$(113,664,315)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.	$62,886		$166,460		$(68,727)	$24,910
BlackRock Kelso Capital Corp.	$18,400		$6,168		$(524)	$5,848
BlackRock Liquidity Series, LLC Cash Sweep Series	$287,816	*	—		—	$580,110
BlackRock Liquidity Series, LLC Money Market Series	—		$59,164,615	**	—	$1,200,163

*	Represents net purchase cost.

**	Represents net sale cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets, was as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	$—	$—

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008

(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h)	Security is fair valued in accordance with the Series’ fair valuation policy.

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

683	Russell 2000 Index	March 2009	$31,631,628	$2,374,942

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$312,223,950	$2,374,942
Level 2	58,158,811	—
Level 3	—	—

Total	$370,382,761	$2,374,942

*	Other financial instruments are futures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Directors of

Quantitative Master Series LLC:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master Small Cap Index Series (the “Series”), one of the portfolios constituting Quantitative Master Series LLC as of December 31, 2008, and for the year then ended and have issued our report thereon dated February 25, 2009 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' Schedule of Investments (the “Schedule”) as of December 31, 2008 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Series’ management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

February 25, 2009

Princeton, New Jersey

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.
11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto
12(a)(1) –	Code of Ethics – See Item 2
12(a)(2) –	Certifications – Attached hereto
12(a)(3) –	Not Applicable
12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC
By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2009